                                    [LOGO]


                                  SEMI-ANNUAL
                                    REPORT
                                TO SHAREHOLDERS

                             ---------------------
                               NOVEMBER 30, 1995
                             ---------------------

---------------------------------
       TABLE OF CONTENTS

Letter to Shareholders           1
Fund Objectives                  2
Performance Highlights           3
Investment Adviser's Report     4-7
Financial Statements            8-66



                [LOGO]
      SOUND CHOICES. STRAIGHT TALK.
     INVESTMENT MANAGEMENT STRENGTH.


THE 1784 FUNDS:

- are not insured by the FDIC or any other governmental agency;

- are not guaranteed by The First National Bank of Boston or any of its affiliates;

- are not deposits or other obligations of The First National Bank of Boston or any of its affiliates;

- involve investment risks, including possible loss of the principal amount invested.

The First National Bank of Boston serves as investment adviser, custodian and fund accountant for the 1784 Funds. The 1784 Funds are distributed by SEI Financial Services Company, a party independent of The First National Bank of Boston or any of its affiliates.

                                                                    1784 FUNDS

[PHOTOGRAPH OF ALLEN W. CROESSMANN, MANAGING DIRECTOR AND ROBERT NESHER, PRESIDENT]


LETTER TO SHAREHOLDERS

     WE ARE PLEASED TO PROVIDE YOU WITH THIS SEMI-ANNUAL REPORT ON THE 1784 FUNDS. DURING THE PAST SIX MONTHS, THE PERFORMANCE OF THE FUNDS, AS WELL AS OVERALL MARKET PERFORMANCE, CONTINUED TO PLAY A SIGNIFICANT PART IN THE GROWTH OF THE FUND FAMILY, WHICH NOW INCLUDES 13 FUNDS WITH TOTAL ASSETS OF $2.5 BILLION.
     THIS REPORT PROVIDES AN OVERVIEW OF THE ECONOMY, A REVIEW OF TRENDS IN THE FINANCIAL MARKETS AND A FINANCIAL STATEMENT FOR EACH 1784 FUND. BEFORE YOU TURN TO THIS INFORMATION, HOWEVER, WE WOULD LIKE TO HIGHLIGHT THE TWELVE-MONTH RETURNS AS OF NOVEMBER 30, 1995, FOR SEVERAL FUNDS:

     - THE 1784 ASSET ALLOCATION FUND RECORDED A TOTAL RETURN OF 28.86%, RANKING IT IN THE TOP 20% (25 OUT OF 137 FUNDS) OF ALL ASSET ALLOCATION FUNDS FOR THE PERIOD, ACCORDING TO MORNINGSTAR, A LEADING MUTUAL FUND RATING SERVICE. THE FUND HAS HAD AN AVERAGE ANNUAL TOTAL RETURN OF 10.52% SINCE ITS JUNE 14, 1993, INCEPTION.*

     - THE 1784 INCOME FUND HAD A  RETURN OF 17.62%, PLACING IT IN
       THE TOP 15% (29 OUT OF 194 FUNDS) OF MORNINGSTAR-RANKED CORPORATE, HIGH-QUALITY BOND FUNDS FOR THE PERIOD. THE FUND HAS HAD AN AVERAGE ANNUAL TOTAL RETURN OF 11.48% SINCE ITS JULY 1, 1994, INCEPTION.*

     - THE 1784 TAX-FREE MONEY MARKET FUND HAD A TOTAL RETURN OF 3.73%, AND WAS RANKED EIGHTH OUT OF 157 TAX-FREE GENERAL PURPOSE FUNDS, ACCORDING TO IBC/DONOGHUE. THE FUND HAS HAD AN AVERAGE ANNUAL TOTAL RETURN OF 3.02% SINCE ITS JUNE 14, 1993, INCEPTION.*

     WHEN INVESTMENT MARKETS HAVE PERFORMED SO WELL, IT IS EASY TO BECOME OVERCONFIDENT, MAKING IT PARTICULARLY IMPORTANT NOT TO LOSE FOCUS ON YOUR PERSONAL INVESTMENT STRATEGY. WE SUGGEST THAT YOU REVIEW YOUR GOALS AND INVESTMENT OBJECTIVES AT LEAST YEARLY--MORE OFTEN IF YOUR CIRCUMSTANCES CHANGE. REMEMBER THAT CONSISTENCY AND PATIENCE THROUGH DECLINING AS WELL AS RISING MARKETS IS THE BEST ROUTE FOR THE LONG-TERM INVESTOR.

AS YOU EVALUATE YOUR INVESTMENT APPROACH AND PORTFOLIO, PLEASE FEEL FREE TO CONTACT YOUR INVESTMENT COUNSELOR WITH QUESTIONS. OR, FOR INFORMATION ON YOUR CURRENT 1784 FUNDS INVESTMENTS, PLEASE CALL 1-800-252-1784.

THANK YOU FOR INVESTING IN THE 1784 FUNDS. WE ARE PROUD THAT YOU HAVE CHOSEN THEM TO MEET YOUR FINANCIAL GOALS.

SINCERELY,


          /s/ Robert Nesher           /s/ Allen W. Croessmann
              Robert Nesher               Allen W. Croessmann
              1784 Funds                  Managing Director, Investment Services
                                          The First National Bank of Boston


* THE RETURNS INDICATED FOR THE PERIOD WOULD HAVE BEEN LOWER IF CERTAIN FEES HAD NOT BEEN WAIVED BY THE INVESTMENT ADVISER.

FUND OBJECTIVES

MONEY MARKET FUNDS
-------------------------------------------------------------------------------
1784 U.S. TREASURY MONEY MARKET FUND To preserve principal value and maintain a high degree of liquidity while providing current income.

1784 TAX-FREE MONEY MARKET FUND To preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.


BOND FUNDS
-------------------------------------------------------------------------------
1784 SHORT-TERM INCOME FUND To maximize current income. Preservation of capital is a secondary objective.

1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND To provide current income consistent with the preservation of capital.

1784 INCOME FUND To maximize current income. Preservation of capital is a secondary objective.

1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND To provide current income, exempt from Federal income taxes, consistent with the preservation of capital.

1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND To provide current income, exempt from both Federal and Massachusetts state income taxes, consistent with the preservation of capital.

1784 RHODE ISLAND TAX-EXEMPT INCOME FUND To provide current income, exempt from both Federal and Rhode Island state income taxes. Preservation of capital is a secondary objective.

1784 CONNECTICUT TAX-EXEMPT INCOME FUND To provide current income, exempt from both Federal and Connecticut state income taxes. Preservation of capital is a secondary objective.

STOCK FUNDS
-------------------------------------------------------------------------------
1784 GROWTH AND INCOME FUND To provide long-term growth of capital with a secondary objective of income.

1784 ASSET ALLOCATION FUND To achieve a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities.

1784 INTERNATIONAL EQUITY FUND To provide long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's investment objective of increasing the long-term value of its shareholders' investment.

TERMS YOU NEED TO KNOW

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions. This is based on a formula set by the Securities and Exchange Commission.

NET ASSET VALUE (NAV) is the market worth of one share of a mutual fund.
This figure is derived by taking a fund's total assets -- securities, cash and any accrued earnings -- deducting liabilities, and dividing by the number of shares outstanding.

YIELD is the percentage rate at which a fund's portfolio earns income, based on a formula set by the Securities and Exchange Commission.

PERFORMANCE DATA REPRESENT PAST RESULTS AND ARE NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELD FLUCTUATES. YIELD REFLECTS THE PORTFOLIO'S EARNING POWER, NET OF FUND EXPENSES. MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO ON A CONTINUING BASIS. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NORGUARANTEED BY THE U.S. GOVERNMENT.

                                                                     1784 FUNDS
PERFORMANCE HIGHLIGHTS OF THE FUNDS

FOR THE PERIOD JUNE 1, 1995 THROUGH NOVEMBER 30, 1995


                                                                                                                    INCOME
                                  TOTAL NET ASSETS  TOTAL RETURN       NAV SHARE PRICE            YIELD          DISTRIBUTIONS
                                  ----------------  ------------       ---------------       ----------------    -------------
                                   (IN MILLIONS)    FOR 6 MONTH    11-30-95  HIGH     LOW    30-DAY     7-DAY      PER SHARE
                                                      PERIOD
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
1784 U.S. Treasury Money Market         $ 76.1         2.68%       $ 1.00   $ 1.00   $ 1.00     N/A     5.28%       $ .03
1784 Tax-Free Money Market               576.5         1.84          1.00     1.00     1.00     N/A     3.56          .02

BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
1784 Short-Term Income                  $ 75.3         4.20%       $10.20    $10.20  $10.02    5.72%     N/A        $  .31
1784 U.S. Government
Medium-Term Income                       154.8         5.82          9.81      9.81    9.49    5.60      N/A           .31
1784 Income                              210.5         5.37         10.61     10.61   10.20    5.80      N/A           .33
1784 Tax-Exempt
Medium-Term Income                       191.1         4.69         10.36     10.36    9.99    4.57      N/A           .25
1784 Massachusetts
Tax-Exempt Income                         90.2         4.36         10.09     10.09    9.76    4.62      N/A           .24
1784 Rhode Island
Tax-Exempt Income                         34.5         4.55         10.32     10.32    9.96    4.97      N/A           .26
1784 Connecticut
Tax-Exempt Income                         70.1         4.66         10.48     10.48   10.11    4.79      N/A           .26

STOCK FUNDS
------------------------------------------------------------------------------------------------------------------------------------
1784 Growth and Income                  $ 272.0       11.82%       $13.53    $13.89  $12.16    N/A       N/A        $  .02
1784 Asset Allocation                      12.1       11.65         12.10     12.10   10.93    N/A       N/A           .16
1784 International Equity                 232.4        5.36         10.94     11.13   10.33    N/A       N/A           .03
------------------------------------------------------------------------------------------------------------------------------------

1784 FUNDS                              TOTAL RETURN FROM JUNE 1, 1995 THROUGH
    (INCEPTION DATE)                    NOVEMBER 30, 1995

U.S. TREASURY MONEY MARKET              2.68%
    (6-7-93)

TAX-FREE MONEY MARKET                   1.84%
    (6-14-93)

SHORT-TERM INCOME                       4.20%
    (7-1-94)

U.S. GOVERNMENT MEDIUM-TERM INCOME      5.82%
    (6-7-93)

INCOME                                  5.37%
    (7-1-94)

TAX-EXEMPT MEDIUM-TERM INCOME           4.69%
    (6-14-93)

MASSACHUSETTS TAX-EXEMPT INCOME         4.36%
    (6-14-93)

RHODE ISLAND TAX-EXEMPT INCOME          4.55%
    (8-1-94)

CONNECTICUT TAX-EXEMPT INCOME           4.66%
    (8-1-94)

GROWTH AND INCOME                      11.82%
    (6-7-93)

ASSET ALLOCATION                       11.65%
    (6-14-93)

INTERNATIONAL EQUITY                    5.36%
    (1-3-95)                            0  3  6  9  12

NOVEMBER 30, 1995

INVESTMENT ADVISER'S REPORT

     Two words may provide the key to understanding both the economy and the financial markets during the past six months: "soft landing." The Federal Reserve Board managed to avoid a recession while slowing an economy that, 12 months ago, was growing at an unsustainable rate and generating clear inflationary signals.
     To temper the pace of growth, the Federal Reserve Board began raising interest rates in February 1994, a process that culminated in February 1995. As it became apparent that this strategy might be too effective and drive the economy into a recession, the Federal Reserve lowered interest rates in July 1995, dropping the Federal Funds rate by .25% to 5.75%.
     Most business cycle indicators show that the economy has slowed substantially, despite third quarter economic growth of 4.2%. With the pace of growth slowing, it is unclear how long the economy can avoid a recession -- and the financial markets a significant correction. Very heavy consumer debt, slowing employment growth and the maturity of this five-year recovery raise questions about 1996. The Federal Reserve may well need to adjust rates downward two or three more times in the next 12 months.
     These adjustments are a delicate balancing act. There is still ample evidence that inflation is subdued; however, the bond market has become increasingly sensitive to signs of inflation. Ordinarily, we would expect upward pressure on wages, particularly since the unemployment rate is just 5.5%. In fact, wage increases and slower productivity improvement -- both of which we forecast for 1996 -- push costs up late in an economic cycle. The result: either costs rise (inflation) or profits decline. In short, economic and financial market conditions could be less favorable in the coming year.

[PHOTO OF EDWARD G. RILEY, JR., CHIEF INVESTMENT OFFICER]

STOCK MARKET REVIEW
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     During the past six months, the stock market has been supported by the prevailing "best-of-all-worlds" scenario: low inflation, strong profits, an easing of interest rates, and high availability of funds resulting from the continued influx of individual-investor dollars into equity mutual funds. The latter is the most powerful factor affecting stock market performance in 1995. Since the beginning of 1995, investors have poured more than $110 billion into stock funds -- and thereby, the stock market. The result: a 35.37% rise in the Dow Jones Industrial Average since the beginning of the year, and 15.03% since May 31 -- with the average rising above the 5000 level in November.
     Stocks were largely responsible for the excellent performance of the 1784 Asset Allocation Fund, which posted a one-year total return of 28.86% as of November 30, 1995, placing it in the top 20% (25 out of 137 funds) of asset allocation funds ranked by Morningstar; average annual total return has been 10.52% since the Fund's June 14, 1993, inception.

                                                                      1784 FUNDS

[GRAPH]

At the end of the period, the Fund committed an average of 54% of its assets to common stocks, with 39% allocated to bonds and 7% to cash.

     Looking ahead, it is highly unlikely that the performance of the past six months will be duplicated in the next six. Even without a recession, slower economic growth next year will affect all companies, and particularly cyclical companies, putting significant downward pressure on earnings, one of the mainstays of the current bull market. Autos, retailing and other cyclical industries have already slipped from their record peaks. This downward trend is likely to be compounded by rising labor costs, moderating revenues and less favorable currency trends.

     On a more positive note, however, the continued focus on expense control, productivity enhancement and reengineering should sustain the long-term upward trend reflected in "higher lows" as well as "higher highs." Demographics continue to support a strong case for stock investing, as Baby Boomers focus on saving and investing rather than consumption and as 401(k) plan investors continue to move assets into mutual funds.

BOND MARKET REVIEW

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Bond market investors also benefited from the cooling economy and moderating fears of inflation. The 30-year Treasury Bond held relatively steady, yielding between 6.30% and 7.25% since the Federal Reserve last lowered interest rates in July 1995 -- allowing investors to focus on their income objectives with less worry about erosion of principal.

     Among the strongest of the 1784 Funds' performers was the 1784 Income Fund, which had a one-year return of 17.62% through November 30, placing it in the top 15% (29 out of 194 funds) of Morningstar-ranked corporate, high-quality bond funds for the period. The Fund has had an average annual total return of 11.48% since its July 1, 1994, inception.

     Investors could enjoy some capital appreciation in addition to their yields in the coming months, as the dollar strengthens further against other currencies, making U.S. fixed income securities increasingly attractive to foreign investors. Moreover, a weakening

                                                                  (CONTINUED) 5

[GRAPH]

economy could prompt the Federal Reserve to lower interest rates two or perhaps three more times. A real uncertainty continues to be the possibility of a flat tax, which would significantly impact both issuers and investors by removing the tax exemption on income that makes municipal bonds so attractive.

     Whether or not there is a rally in bond prices, it is important to remember that fixed income investing is not fixed principal investing. The market value of a bond is not guaranteed or insured; it will rise as interest rates decline, and fall as interest rates rise -- a rule that became all too apparent to many investors a year ago.

  MONEY MARKET REVIEW
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Money market investors saw yields rise steadily through June 1995, until the Federal Reserve changed course and lowered interest rates to stimulate the increasingly sluggish economy. The relatively high level of short-term rates (as compared to long-term rates) was particularly beneficial to investors in the

[GRAPH]

1784 Tax-Free Money Market Fund, which was among the top 10 performers in its peer group. For the year ended November 30, the Fund had a total return of 3.73%, which placed it among the top ten performers within the 157 tax-free general purpose funds tracked by IBC-Donoghue.

                                                                    1784 FUNDS

     In general, all our money market funds also benefited from an approach that emphasized investing in securities with a relatively longer maturity, which typically offer higher yields. With the economy slowing even more, however, additional Federal Reserve cuts in interest rates could make short-term investing less productive in 1996.


/s/ Edward G. Riley, Jr.
Edward G. Riley, Jr.
Chief Investment Officer
The First National Bank of Boston

NOVEMBER 30, 1995
Statement of Net Assets
(Unaudited)

--------------------------------------------
1784 U.S. TREASURY MONEY MARKET FUND

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 37.6%
  U.S. Treasury Bills
    5.423%+, 12/07/95                $  1,000     $    999
    5.603%+, 12/21/95                   8,000        7,975
    5.498%+, 01/04/96                   6,000        5,970
    6.254%+, 03/07/96                   1,000          984
    6.256%+, 04/04/96                   3,500        3,429
    6.110%+, 05/02/96                     500          488
    5.663%+, 05/30/96                   4,000        3,890
    5.717%+, 07/25/96                   1,000          964
    5.605%+, 08/22/96                   1,000          961
    5.602%+, 10/17/96                   1,000          953
  U.S. Treasury Notes
    4.375%, 08/15/96                    1,000          990
    6.500%, 09/30/96                    1,000        1,006
                                                 ----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $28,609)                                  28,609
                                                 ----------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 21.4%
  Federal Farm Credit Bank Discount
    Notes
    5.690%+, 12/05/95                   1,000          999
    5.470%+, 12/07/95                   1,000          999
  Federal Home Loan Bank Discount
    Notes
    5.800%+, 12/01/95                   5,000        5,000
    5.690%+, 12/04/95                   1,000        1,000
    5.640%+, 12/06/95                   7,000        6,995
  Federal Home Loan Mortgage
    Corporation Discount Note
    5.680%+, 12/05/95                   1,000          999
  Student Loan Marketing
    Association
    5.830%, 12/05/95(A)                   250          251
                                                 ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $16,243)                                  16,243
                                                 ----------
-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS -- 39.4%
    Lehman Government Securities
      5.820%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $12,001,940
      (collateralized by various
      U.S. Treasury Bonds ranging
      in par value
      $53,100-$2,441,220,
      8.125%-9.125%,
      05/15/18-08/15/20; total
      market value $12,240,000)      $ 12,000     $ 12,000
    Sanwa Securities
      5.875%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $18,002,938
      (collateralized by various
      U.S. Treasury Notes ranging
      in par value
      $4,620,980-$5,408,060,
      5.625%-5.875%,
      08/15/98-11/30/00, and
      various U.S. Treasury Bills
      ranging in par value
      $2,884,420-$5,642,560,
      09/19/96-11/14/96; total
      market value of $18,360,000)     18,000       18,000
                                                 ----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $30,000)                                  30,000
                                                 ----------
CASH EQUIVALENTS -- 2.0%
    Dreyfus U.S. Treasury Cash
      Management Money Market Fund        744          744

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                         1784 MONEY MARKET FUNDS
1784 U.S. TREASURY MONEY MARKET FUND             1784 TAX-FREE MONEY MARKET FUND

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
    Lehman Brothers Institutional
      U.S. Treasury Instrument
      Money Market Fund              $    744    $     744
                                                 ----------
TOTAL CASH EQUIVALENTS
    (Cost $1,488)                                    1,488
                                                 ----------
TOTAL INVESTMENTS -- 100.4%
    (Cost $76,340)                                  76,340
                                                 ----------
TOTAL OTHER ASSETS AND LIABILITIES,
  NET  -- (0.4)%                                      (285 )
                                                 ----------
NET ASSETS:
Capital Shares (unlimited authorization -- no
  par value) based on 76,064,372 outstanding
  shares of beneficial interest                     76,064
Accumulated Net Realized Loss on Investments
                                                        (9 )
                                                 ----------
TOTAL NET ASSETS -- 100.0%                       $  76,055
                                                 ----------
                                                 ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                    $1.00
                                                 ----------
                                                 ----------

LEGEND
---------------------------------------------------------------
(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1995.
+ EFFECTIVE YIELD

-------------------------------------------------
1784 TAX-FREE MONEY MARKET FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Notes                                       50%
General Obligation Bonds                                  12%
Cash Equivalents                                          10%
Tax-Exempt Commercial Paper                                4%
Other Revenue Bonds                                       15%
Housing Bonds                                              1%
Alternative Minimum Tax Bonds                              4%
Industrial Development & Pollution Control Bonds           2%
Education Bonds                                            1%
Transportation Bonds                                       1%
% of Total Portfolio Investments

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
MUNICIPAL BONDS -- 89.4%
  ALABAMA -- 1.4%
    Phenix City, Alabama
      4.000%, 12/07/95(A)(B)(C)(D)   $  1,600     $  1,600
    Selma, Alabama, Industrial
      Development Authority Revenue
      Bond
      4.000%, 07/15/96(A)(B)(C)         3,000        3,000
    Selma, Alabama, Industrial
      Development Revenue Bond,
      International Paper Company
      4.000%, 07/15/96(A)(B)(C)         3,300        3,300
                                                 ----------
                                                     7,900
                                                 ----------
  ARIZONA -- 0.2%
    Arizona State, Wastewater
      Management Authority Revenue
      Bond
      5.400%, 07/01/96                  1,005        1,014
                                                 ----------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
  ARKANSAS 0.9%
    Crossett, Arkansas, Pollution
      Control Revenue Bond
      3.700%, 12/07/95(A)(B)(C)(D)   $  5,400     $  5,400
                                                 ----------
  CALIFORNIA 6.0%
    California State, Series C, GO
      5.750%, 04/25/96                 13,835       13,890
    Contra Costa County, California
      State Transportation
      Authority Revenue Bond
      4.500%, 07/03/96                  4,000        4,019
    Los Angeles, California,
      American Airlines, Series C
      3.850%, 12/07/95(A)(B)(C)(D)      4,200        4,200
    Orange County, California, TRAN
      5.450%, 06/30/96(B)(C)            7,500        7,500
    San Diego, California, TRAN
      4.750%, 07/03/96                  5,000        5,024
                                                 ----------
                                                    34,633
                                                 ----------
  COLORADO -- 4.0%
    Colorado Health Facility
      Authority Revenue Bond, North
      Colorado Medical Center
      3.700%, 12/07/95(A)(B)(C)(E)      8,400        8,400
    Colorado Health Facility
      Authority Revenue Bond,
      Sisters Charity Health,
      Series C
      3.700%, 12/07/95(A)(B)(C)        14,300       14,300
                                                 ----------
                                                    22,700
                                                 ----------
  CONNECTICUT -- 1.6%
    Connecticut State Housing
      Finance Authority, Series H-1
      3.650%, 12/07/95(A)(B)(C)         9,465        9,465
                                                 ----------
-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
  FLORIDA -- 3.0%
    Dade County, Florida, Housing
      Financial Authority Revenue
      Bond
      3.600%, 12/06/95(A)(B)(C)      $  3,900     $  3,900
    Florida Housing Financial
      Agency, Multifamliy Revenue
      Bond, Series Oaks-A
      3.750%, 12/06/95(A)(B)(C)         3,455        3,455

    Hillsborough County, Florida
      Utility Bond, Tampa Electric
      Project
      3.800%, 12/07/95(A)(B)(C)        10,000       10,000
                                                 ----------
                                                    17,355
                                                 ----------
  GEORGIA -- 1.8%
    De Kalb County, Georgia,
      Educational Facility
      Authority Revenue Bond, Emory
      University
      3.800%, 12/15/95                  3,260        3,260
    Georgia Municipal Electric
      Authority Revenue Bond,
      Series C
      4.900%, 03/01/96(A)(B)(C)         4,000        4,000
    Georgia Tech Foundation
      Facility Revenue Bond,
      Wardlaw Project Series B
      3.700%, 12/06/95(A)(B)(C)         2,800        2,800
                                                 ----------
                                                    10,060
                                                 ----------
  ILLINOIS -- 6.3%
    Chicago, Illinois, GO
      3.750%, 10/31/96(B)(C)            5,300        5,300
    Illinois Educational Facility
      Authority Revenue Bond
      3.750%, 12/07/95(A)(B)(C)         7,800        7,800
      4.000%, 02/08/96(A)(B)(C)         6,000        6,000
    Illinois Health Facility
      Authority Revenue Bond,
      Lutheran Institution, Series
      C
      3.750%, 12/07/95(A)(B)(C)         7,500        7,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                         1784 MONEY MARKET FUNDS
                                                 1784 TAX-FREE MONEY MARKET FUND

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------

  ILLINOIS (CONTINUED)

    Joliet, Illinois, Gas Supply
      Revenue Bond, Peoples Gas
      Project
      6.350%, 10/02/96               $  3,000     $  3,000
    Illinois Metro Fair &
      Exposition Authority
      8.000%, 06/01/96(B)(C)            6,500        6,874
                                                 ----------
                                                    36,474
                                                 ----------
  INDIANA -- 1.1%
    Indiana State Housing Financial
      Authority Revenue Bond
      3.900%, 07/01/96(A)(B)(C)         3,400        3,400
    Indianapolis, Indiana, GO
      4.250%, 01/11/96                  3,000        3,002
                                                 ----------
                                                     6,402
                                                 ----------
  IOWA -- 6.1%
    Iowa Finance Authority,
      Catholic Health Facility,
      Series A
      3.650%, 12/07/95(A)(B)(C)(E)     11,500       11,500
    Iowa Schools, Series A, RAN
      4.750%, 06/28/96(E)               8,250        8,291
    Salix, Iowa, Pollution Control
      Revenue Bond
      3.800%, 12/06/95(A)(B)(C)        15,395       15,395
                                                 ----------
                                                    35,186
                                                 ----------
  KENTUCKY -- 1.3%
    Ashland, Kentucky, Pollution
      Control Revenue Bond, Ashland
      Oil
      3.500%, 12/07/95(A)(B)(C)(D)      3,500        3,500
    Boone County, Kentucky,
      Pollution Control Revenue
      Bond, Cincinnati Gas &
      Electric
      3.850%, 12/01/95(A)(B)(C)(D)      4,100        4,100
                                                 ----------
                                                     7,600
                                                 ----------
-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
  LOUISIANA -- 0.6%
    West Feliciana Parish,
      Louisiana, Gulf States
      Utilities, Series D
      3.800%, 12/07/95(A)(B)(C)(D)   $  3,200     $  3,200
                                                 ----------
  MAINE -- 3.8%
    Jay, Maine, Pollution Control
      Revenue Bond, Solid Waste
      Disposal AMT
      4.500%, 06/01/96(A)(B)(C)(E)     16,000       16,000
    Maine State, TAN
      4.500%, 06/28/96                  5,000        5,021
    Portland, Maine, GO
      4.750%, 06/01/96                  1,110        1,115
                                                 ----------
                                                    22,136
                                                 ----------
  MASSACHUSETTS -- 0.2%
    Massachusetts State, Series A,
      GO
      7.250%, 06/01/96(E)               1,000        1,017
                                                 ----------
  MICHIGAN -- 4.6%
    Delta County, Michigan,
      Economic Development Revenue
      Bond
      3.800%, 12/07/95(A)(B)(C)(D)      3,200        3,200
    Delta County, Michigan,
      Economic Development Project
      3.900%, 12/07/95(A)(B)(C)(D)      1,500        1,500
    Detroit, Michigan, Downtown
      Development Authority Revenue
      Bond, Millender Center
      Project
      3.950%, 12/07/95(A)(B)(C)(D)     12,000       12,000
    Grand Rapids, Michigan,
      Economic Development Revenue
      Bond, Amway Hotel, Series A
      4.400%, 12/06/95(A)(B)(C)(D)      9,800        9,800
                                                 ----------
                                                    26,500
                                                 ----------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
  MISSISSIPPI -- 0.6%
    Jackson County, Mississippi,
      Pollution Control Authority
      Revenue Bond, Chevron USA
      Project
      3.650%, 12/07/95(A)(B)(C)      $  3,550     $  3,550
                                                 ----------
  MISSOURI -- 3.9%
    Kansas City, Missouri,
      Industrial Development
      Authority Revenue Bond
      3.850%, 12/07/95(A)(B)(C)         7,200        7,200
    Missouri State Housing Finance
      Authority Revenue Bond
      4.000%, 07/01/96(B)(C)            5,000        5,000
    St Louis, Missouri, TRAN
      4.500%, 06/20/96                 10,000       10,040
                                                 ----------
                                                    22,240
                                                 ----------
  NEW HAMPSHIRE -- 3.7%
    New Hampshire Higher Education
      & Health Facilities Revenue
      Bond, Mary Hitchcock Project,
      Series 85D
      3.700%, 12/06/95(A)(B)(C)(E)     12,600       12,600
    New Hampshire Higher Education
      & Health Facilities Revenue
      Bond, Mary Hitchcock, Series
      85H
      3.700%, 12/06/95(A)(B)(C)(E)      2,700        2,700
    New Hampshire Higher Education
      & Health Facilities Revenue
      Bond, Veterans Hospital
      Administration New England
      Project, Series C
      3.650%, 12/06/95(A)(B)(C)(E)      4,000        4,000
-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
    New Hampshire Higher Education
      & Health Facilities Revenue
      Bond, Veterans Hospital
      Administration New England
      Project, Series F
      3.650%, 12/06/95(A)(B)(C)(E)   $  2,000     $  2,000
                                                 ----------
                                                    21,300
                                                 ----------
  NEW JERSEY -- 1.3%
    Galloway Township, New Jersey,
      GO
      4.100%, 03/14/96                  7,250        7,259
                                                 ----------
  NEW YORK -- 1.7%
    New York State Revenue Bond,
      Energy Research, Lilco
      Project Series B
      4.700%, 03/01/96(A)(B)(C)(D)     10,000       10,000
                                                 ----------
  NORTH CAROLINA -- 6.1%
    Charlotte, North Carolina,
      Mecklenburg Hospital
      8.250%, 10/01/96(B)(C)            1,495        1,584
    North Carolina Medical Center
      Revenue Bond, Pooled
      Financing Project, Series A-2
      3.750%, 12/05/95(A)(B)(C)         1,970        1,970
    North Carolina State
      Educational Facility Revenue
      Bond, Bowman Grey School
      Medical Project
      3.700%, 12/07/95(A)(B)(C)        11,600       11,600
    Wake County, North Carolina,
      Industrial Facilities &
      Pollution Control Revenue
      Bond, Carolina Power & Light
      Project, Series C
      4.150%, 12/06/95(A)(B)(C)(D)      9,800        9,800
    Wake County, North Carolina,
      Industrial Facilities and
      Pollution Control Revenue
      Bond, Carolina Power & Light
      Project, Series B
      4.150%, 12/06/95(A)(B)(C)(D)     10,400       10,400
                                                 ----------
                                                    35,354
                                                 ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                         1784 MONEY MARKET FUNDS
                                                 1784 TAX-FREE MONEY MARKET FUND

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
  NORTH DAKOTA -- 0.4%
    Oliver County, North Dakota,
      Square Butte Electric
      Project, Series B
      4.500%, 09/01/96(B)(C)         $  2,000     $  2,000
                                                 ----------
  OHIO -- 0.9%
    Clermont County, Ohio, Hospital
      Facilities Revenue Bond,
      Mercy Health Care System,
      Series B
      3.550%, 12/06/95(A)(B)(C)(E)      5,145        5,145
                                                 ----------
  OKLAHOMA -- 1.7%
    Oklahoma State Water & Resource
      Board, State Loan Program
      3.800%, 03/01/96(B)(C)           10,000       10,000
                                                 ----------
  OREGON -- 0.4%
    Clackmas County, Oregon
      Hospital Facility
      3.700%, 04/01/96(B)(C)(D)         2,300        2,300
                                                 ----------
  PENNSYLVANIA -- 3.4%
    Dauphin County, Pennsylvania,
      General Authority Revenue
      Bond
      4.300%, 06/30/96(B)(C)(E)         1,000        1,002
    Philadelphia, Pennsylvania,
      TRAN
      4.500%, 06/27/96                  5,000        5,015
    Quakertown, Pennsylvania,
      Hospital Authority Revenue
      Bond
      3.700%, 12/05/95(A)(B)(C)(D)     13,800       13,800
                                                 ----------
                                                    19,817
                                                 ----------
  RHODE ISLAND -- 1.5%
    Rhode Island Housing & Mortgage
      Finance
      3.850%, 06/27/96(B)(C)(E)         5,340        5,340
-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
    Rhode Island, Landfill Lease
      Note, BAN
      4.750%, 08/01/96(E)            $  3,000     $  3,007
                                                 ----------
                                                     8,347
                                                 ----------
  SOUTH CAROLINA -- 3.2%
    Berkeley County, South
      Carolina, Pollution Control
      Revenue Bond, Mobay Chemical
      Project
      3.750%, 12/01/95(A)(B)(C)(D)      4,300        4,300
    Georgetown County, South
      Carolina, GO
      4.450%, 04/15/96(B)(C)(D)         2,000        2,000
    Georgetown County, South
      Carolina, Pollution Control
      Revenue Bond, International
      Paper Company, Series A
      4.300%, 09/01/96(A)(B)(C)        11,955       11,955
                                                 ----------
                                                    18,255
                                                 ----------
  SOUTH DAKOTA -- 1.9%
    South Dakota Housing
      Development Authority Revenue
      Bond, Homeownership Mortgage,
      Series C
      3.900%, 05/01/96                  1,000        1,000
    South Dakota School District
      Authority Revenue Bond
      4.750%, 07/30/96(E)              10,000       10,054
                                                 ----------
                                                    11,054
                                                 ----------
  TEXAS -- 9.7%
    Brazos, Texas, Industrial
      Development Revenue Bond,
      Badische Corporate Port
      Authority
      3.750%, 12/01/95(A)(B)(C)(D)      6,300        6,300

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------

  TEXAS (CONTINUED)

    Grand Prairie, Texas, Housing
      Finance Corporate Authority,
      Multi-Family Housing Revenue
      Bond, Lincoln Property
      Company
      3.700%, 12/06/95(A)(B)(C)      $  5,000     $  5,000
    Grand Prairie, Texas, Housing
      Finance Corporate Authority,
      Multi-Family Housing Revenue
      Bond, Winridge Grand Prairie
      Project
      3.700%, 12/06/95(A)(B)(C)         7,200        7,200
    Grapevine, Texas, Industrial
      Development Revenue Bond
      3.750%, 12/07/95(A)(B)(C)(D)      5,400        5,400
    Harris County, Texas, GO
      3.700%, 01/11/96                  5,000        5,000
    Irvine, Texas, GO
      3.500%, 12/07/95(A)(B)(C)(D)     10,245       10,245
    Lower Colorado River Texas
      Authority
      3.700%, 12/12/95                 17,100       17,100
                                                 ----------
                                                    56,245
                                                 ----------
  UTAH -- 1.0%
    Utah County Environmental
      Improvement Revenue Bond, USX
      Corporation Project
      3.700%, 05/01/96(A)(B)(C)(D)      2,000        2,000
    Utah State Board Regents
      Student Loan Revenue Bond
      3.700%, 12/06/95(A)(B)(C)(E)      4,000        4,000
                                                 ----------
                                                     6,000
                                                 ----------
  VERMONT -- 1.0%
    Vermont Education & Health
      Facilities Revenue Bond,
      Series D
      3.650%, 12/06/95(A)(B)(C)(E)      5,900        5,900
                                                 ----------
-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
  WASHINGTON -- 1.4%
    Washington State Health Care
      Facility Authority Revenue
      Bond, Sisters of Providence,
      Series C
      3.700%, 12/07/95(A)            $  6,800     $  6,800
    Washington State Public Power
      Supply Revenue Bond
      4.650%, 07/01/96                  1,500        1,507
                                                 ----------
                                                     8,307
                                                 ----------
  WASHINGTON, D.C. -- 1.3%
    District of Columbia, GO
      7.750%, 06/01/96(B)(C)(E)         1,000        1,052
    District of Columbia, Series
      B2, GO
      4.000%, 12/07/95(A)(C)(D)         6,200        6,200
                                                 ----------
                                                     7,252
                                                 ----------
  WISCONSIN -- 1.4%
    Pleasant Prairie, Wisconson,
      Electric Power Company
      3.750%, 12/07/95(A)(B)(C)         8,000        8,000
                                                 ----------
TOTAL MUNICIPAL BONDS
    (Cost $515,367)                                515,367
                                                 ----------
CASH EQUIVALENTS -- 6.2%
    Clipper Blue Tax-Exempt Trust      23,390       23,390
    Clipper Tax-Exempt Trust           12,341       12,341
                                                 ----------
TOTAL CASH EQUIVALENTS
    (Cost $35,731)                                  35,731
                                                 ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                         1784 MONEY MARKET FUNDS
                                                 1784 TAX-FREE MONEY MARKET FUND

-----------------------------------------------------------
                                                      VALUE
DESCRIPTION                          PAR (000)        (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
    Paine Webber, Incorporated
      5.730%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $22,922,833
      (collateralized by various
      U.S. Treasury STRIPS
      ranging in par value from
      $4,000 - $14,054,401,
      02/15/00 - 02/15/05; total
      market value $23,377,569)      $ 22,919    $  22,919
                                                 ----------
TOTAL REPURCHASE AGREEMENT
    (Cost $22,919)                                  22,919
                                                 ----------
TOTAL INVESTMENTS -- 99.6%
    (Cost $574,017)                                574,017
                                                 ----------
TOTAL OTHER ASSETS AND LIABILITIES,
  NET -- 0.4%                                        2,489
                                                 ----------

----------------------------------------------------------
                                                     VALUE
DESCRIPTION                                          (000)
----------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization -- no
  par value) based on 576,517,332 outstanding
  shares of beneficial interest                  $576,517
Accumulated Net Realized Loss on Investments
                                                       (6 )
Distributions in Excess of Net Investment
  Income                                               (5 )
                                                 ---------
TOTAL NET ASSETS -- 100.0%                       $576,506
                                                 ---------
                                                 ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                   $1.00
                                                 ---------
                                                 ---------

LEGEND
---------------------------------------------------------------
(A)VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1995.
(B)PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
(C)THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT, DEMAND OR MATURITY DATE.
(D)SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
(E)SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE ISSUED BY ALLIED SIGNAL, AMBAC, FGIC, FSA, GENERAL ELECTRIC, GOLDMAN SACHS, INT'L PAPER, MBIA, MORGAN GUARANTY TRUST, NATIONAL RURAL, SEMINOLE ELECTRIC, SLMA, SOCIETE GENERALE, SQUARE BUTTE ELECTRIC, TAMPA ELECTRIC, OR TEXACO.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
BAN -- BOND ANTICIPATION NOTE
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RAN -- REVENUE ANTICIPATION NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES TAN -- TAX ANTICIPATION NOTE
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995
Statement of Net Assets
(Unaudited)

--------------------------------------------
1784 SHORT-TERM INCOME FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Obligations                            45%
U.S. Treasury Obligations                        14%
U.S. Government Agency Obligations                8%
U.S. Government Mortgage-Backed Bonds             6%
Asset Backed-Securities                          16%
Municipal Bonds                                   6%
Foreign Bonds                                     2%
Cash Equivalents                                  2%
Non-Agency Mortgage-Backed Bonds                  1%
% of Total Portfolio Investments

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.9%
  U.S. Treasury Notes
      6.125%, 07/31/96               $  2,000     $  2,009
      5.625%, 06/30/97                  2,000        2,007
      6.875%, 08/31/99                  2,500        2,612
      7.125%, 02/29/00                  1,200        1,271
      6.125%, 07/31/00                  2,500        2,558
                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $10,335)                                  10,457
                                                 -----------

AGENCY NOTES & DEBENTURES -- 7.8%
    Federal Home Loan Bank
      5.339%, 10/08/97                    194          193
      6.000%, 12/01/00                  1,000        1,001
    Federal Home Loan Mortgage
      Corporation
      4.550%, 04/01/96                  1,000          997
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Federal National Mortgage
      Association
      9.550%, 12/10/97               $  1,000     $  1,075
      6.080%, 09/25/00                  1,000        1,012
    Providence, Rhode Island,
      Housing and Urban Development
      Revenue Bond
      6.280%, 08/01/97                  1,600        1,610
                                                 -----------
TOTAL AGENCY NOTES & DEBENTURES
    (Cost $5,828)                                    5,888
                                                 -----------
MUNICIPAL BONDS -- 6.1%
    Alaska State Housing Finance
      Authority Revenue Bond
      9.250%, 06/01/01                  1,400        1,435
    New York, New York GO
      10.000%, 11/15/96                 2,000        2,069
    Richmond County, Georgia,
      Development Authority Revenue
      Bond
      6.270%, 06/01/20(A)               1,100        1,103
                                                 -----------
TOTAL MUNICIPAL BONDS
    (Cost $4,580)                                    4,607
                                                 -----------
U.S. MORTGAGE-BACKED SECURITIES -- 5.5%
    Federal Home Loan Mortgage
      Corporation
      7.500%, 05/15/97                    704          710
      5.000%, 02/15/00                    736          732
    Federal Home Loan Mortgage
      Corporation REMIC
      7.250%, 04/25/24                  1,000        1,021
    Federal National Mortgage
      Association
      8.950%, 05/23/03                  1,661        1,729
                                                 -----------
TOTAL U.S. MORTGAGE-BACKED SECURITIES
    (Cost $4,140)                                    4,192
                                                 -----------
CORPORATE OBLIGATIONS -- 44.8%
    American Express Credit
      6.125%, 11/15/01                  2,500        2,506

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
                                                     1784 SHORT-TERM INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Associates Corporation of North
      America
      6.750%, 08/29/00               $  2,000     $  2,055
    BankAmerica
      9.625%, 02/13/01                  2,000        2,303
    Chrysler Financial
      6.625%, 08/15/00                  1,000        1,015
    Dean Witter Discover
      6.750%, 08/15/00                  2,000        2,053
    Eastman Kodak
      8.550%, 05/01/97                  1,000        1,041
    Eaton Corporation
      6.375%, 04/01/99                  1,500        1,519
    Electronic Data Systems
      6.850%, 05/15/00                  1,000        1,028
    Equitable Companies
      6.750%, 12/01/00                  1,500        1,541
    Ford Motor Credit Corporation
      9.500%, 04/15/00                  1,500        1,695
      6.250%, 11/08/00                  1,000        1,006
    Franklin Universal Trust
      5.625%, 09/01/98                  2,000        1,995
    General Motors Acceptance
      Corporation
      7.150%, 03/15/00                    708          720
      9.125%, 07/15/01                  1,000        1,134
    Heller Financial
      7.875%, 11/01/99                  2,000        2,118
    Hertz
      8.300%, 02/02/98                  1,000        1,049
    Manufacturers Hanover
      Corporation
      8.500%, 02/15/99                  1,500        1,607
    Nabisco
      8.000%, 01/15/00                  2,500        2,656
    National Bank of Detroit Bank
      Note
      7.875%, 01/21/97                  1,000        1,025
    Smith Barney Holdings
      7.875%, 10/01/99                  1,000        1,060
    Wachovia Bank
      4.900%, 10/15/98                  1,000          978
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    WMX Technologies
      8.125%, 02/01/98               $  1,500     $  1,568
                                                 -----------
TOTAL CORPORATE OBLIGATIONS
    (Cost $32,898)                                  33,672
                                                 -----------
ASSET-BACKED SECURITIES -- 16.1%
    CIT RV Owners Trust
      6.250%, 01/15/11                    895          902
    Fleetwood Credit Corporation
      Grantor Trust
      6.550%, 05/15/11                  1,910        1,932
    Honda Auto Receivables Grantor
      Trust
      6.200%, 12/15/00                    899          906
    MS Auto Grantor Trust
      6.200%, 07/01/01                  1,907        1,912
    NAFCO Auto Trust
      7.000%, 12/31/01                  2,000        2,015
    Olympic Automobile Receivables
      Trust
      6.200%, 01/15/02                  1,938        1,953
    Signet Credit Card Master Trust
      5.250%, 04/15/00                  1,225        1,214
    Standard Credit Card Master
      Trust
      9.000%, 08/07/96                    300          311
      4.850%, 03/07/99                  1,000          986
                                                 -----------
TOTAL ASSET-BACKED SECURITIES
    (Cost $11,956)                                  12,131
                                                 -----------
FOREIGN BONDS -- 1.6%
    Middletown Trust
      10.875%, 07/15/98                   948          967
    Sears Trust
      8.750%, 04/15/96                    200          202
                                                 -----------
TOTAL FOREIGN BONDS
    (Cost $1,198)                                    1,169
                                                 -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.9%
    Advanta Home Equity Loan Trust
      6.150%, 10/25/09                    146          145

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Green Tree Financial
      Corporation
      5.200%, 10/15/18               $    250    $      246
    Security Pacific Acceptance
      Corporation
      7.250%, 12/15/11                    123           126
    University Support Services
      Incorporated
      8.300%, 08/20/08                    163           164
                                                 -----------
TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS
    (Cost $663)                                         681
                                                 -----------
CASH EQUIVALENTS -- 0.1%
    Dreyfus U.S. Government
      Securities Money Market Fund         25            25
    Lehman Brothers Institutional
      U.S. Government Money Market
      Fund                                 22            22
                                                 -----------
TOTAL CASH EQUIVALENTS
    (Cost $47)                                           47
                                                 -----------
REPURCHASE AGREEMENT -- 1.4%
    Lehman Brothers
      5.820%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $1,100,178
      (collateralized by various
      U.S. Treasury Notes ranging
      in par value
      $5,310 - $244,122,
      8.125% - 9.125%,
      05/15/18 - 08/15/20; total
      market value $1,122,182)          1,100         1,100
                                                 -----------
TOTAL REPURCHASE AGREEMENT
    (Cost $1,100)                                     1,100
                                                 -----------
----------------------------------------------------------
                                                     VALUE
DESCRIPTION                                          (000)
----------------------------------------------------------
TOTAL INVESTMENTS -- 98.2%
    (Cost $72,744)                               $ 73,944
                                                 ---------
TOTAL OTHER ASSETS AND LIABILITIES,
  NET -- 1.8%                                       1,324
                                                 ---------
NET ASSETS:
Capital Shares (unlimited authorization - no
  par value) based on 7,382,575 outstanding
  shares of beneficial interest                    73,701
Accumulated Net Realized Gain on Investments
                                                      367
Net Unrealized Appreciation on Investments
                                                    1,200
                                                 ---------
TOTAL NET ASSETS -- 100.0%                       $ 75,268
                                                 ---------
                                                 ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                  $10.20
                                                 ---------
                                                 ---------

LEGEND
---------------------------------------------------------------
(A) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY
GO -- GENERAL OBLIGATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
+ EFFECTIVE YIELD

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
                                    1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND

--------------------------------------------
1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Obligations                        28%
U.S. Government Mortgage-Backed Bonds            33%
U.S. Government Agency Obligations               13%
Cash Equivalents                                  8%
U.S. Government Guaranteed Securities            18%
% of Total Portfolio Investments

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 27.8%
  U.S. Treasury Bond
    6.250%, 08/15/23                 $  6,000     $  6,003
  U.S. Treasury Notes
    7.625%, 05/31/96                      500          505
    6.000%, 11/30/97                    2,000        2,023
    8.875%, 11/15/98                    7,000        7,647
    5.750%, 10/31/00                    5,000        5,041
    7.500%, 11/15/01                    1,000        1,094
    6.250%, 02/15/03                    3,000        3,101
    7.875%, 11/15/04                    3,700        4,231
    7.500%, 02/15/05                    6,000        6,720
    6.500%, 08/15/05                    6,000        6,313
  U.S. Treasury STRIPS
    6.359%+, 08/15/10                   1,000          406
                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $41,801)                                  43,084
                                                 -----------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 32.7%
  Federal Home Loan Mortgage
    Corporation
    7.500%, 11/01/19                    4,431        4,482
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  Federal Home Loan Mortgage
    Corporation REMIC
    7.000%, 07/15/03                 $  1,400     $  1,430
    6.250%, 08/15/03                    3,735        3,683
    7.000%, 03/15/05                    5,700        5,952
    7.000%, 06/15/22                    4,000        4,061
    5.000%, 08/15/22                    5,000        4,613
  Federal National Mortgage
    Association
    10.000%, 10/01/20                   4,984        5,445
    10.000%, 12/01/20                   8,116        8,883
  Government National Mortgage
    Association
    9.000%, 11/15/17                    2,088        2,216
    7.000%, 10/15/23                      894          896
    9.500%, 10/15/24                    2,351        2,522
    7.125%, 01/15/29                    6,418        6,464
                                                 -----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
    (Cost $48,897)                                  50,647
                                                 -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.4%
  Federal Farm Credit Bank
    5.420%, 08/04/98                    3,000        2,978
    8.650%, 10/01/99                    1,900        2,088
    7.170%, 04/03/00                    1,000        1,051
  Federal Home Loan Bank
    6.500%, 11/29/05                    5,000        5,063
  Federal National Mortgage
    Association
    7.550%, 06/10/04                    1,500        1,564
  Financing Corporation STRIPS
    6.664%+, 05/11/11                   3,000        1,087
  International Bank For
    Reconstruction & Development,
    Colts Project B192
    5.420%, 03/15/97                    1,000          998
  Tennessee Valley Authority
    6.000%, 01/15/97                    5,925        5,948
                                                 -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $20,404)                                  20,777
                                                 -----------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)                         1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT GUARANTEED BONDS -- 18.0%
  Goldman Sachs Trust
    8.500%, 02/20/21                 $ 10,000    $   11,015
  Merrill Lynch Trust
    9.450%, 06/01/18                   10,000        11,297
  Ryland Acceptance, Series 97
    8.500%, 01/20/20                    3,000         3,185
  Sulphur Carriers
    8.300%, 10/15/09                    2,098         2,331
                                                 -----------
TOTAL U.S. GOVERNMENT GUARANTEED BONDS
    (Cost $26,342)                                   27,828
                                                 -----------
REPURCHASE AGREEMENT -- 7.8%
  Lehman Brothers
    5.820%, dated 11/30/95, matures
    12/01/95, repurchase price
    $12,001,940 (collateralized by
    various U.S. Treasury Notes
    ranging in par value
    $61,950 - $2,848,090,
    8.125% - 9.125%,
    05/15/18 - 08/15/20; total
    market value $12,241,979)          12,000        12,000
                                                 -----------
TOTAL REPURCHASE AGREEMENT
    (Cost $12,000)                                   12,000
                                                 -----------
CASH EQUIVALENTS -- 0.2%
  Dreyfus U.S. Government Cash
    Management Money Market Fund          154           154
  Lehman Brothers Institutional
    Government Obligation Money
    Market Fund                           158           158
                                                 -----------
TOTAL CASH EQUIVALENTS
    (Cost $312)                                         312
                                                 -----------

----------------------------------------------------------
                                                     VALUE
DESCRIPTION                                          (000)
----------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
    (Cost $149,756)                              $154,648
                                                 ---------
TOTAL OTHER ASSETS AND LIABILITIES,
  NET -- 0.1%                                         197
                                                 ---------
NET ASSETS:
Capital Shares (unlimited authorization - no
  par value) based on 15,779,916 outstanding
  shares of beneficial interest                   154,734
Accumulated Net Realized Loss on Investments
                                                   (4,781 )
Net Unrealized Appreciation on Investments
                                                    4,892
                                                 ---------
TOTAL NET ASSETS -- 100.0%                       $154,845
                                                 ---------
                                                 ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                   $9.81
                                                 ---------
                                                 ---------

LEGEND
---------------------------------------------------------------
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES +EFFECTIVE YIELD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995                                                1784 BOND FUNDS

                                                                1784 INCOME FUND
Statement of Net Assets
(Unaudited)

--------------------------------------------
1784 INCOME FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Obligations                            22%
U.S. Government Mortgage-Backed Bonds            10%
U.S. Treasury Obligations                        14%
U.S. Government Agency Obligations               14%
Foreign Bonds                                    14%
Asset-Backed Securities                          10%
Non Agency Mortgage-Backed Obligations            7%
Cash Equivalents                                  9%
% of Total Portfolio Investments

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.5%
    U.S. Treasury Bond
      7.875%, 02/15/21               $  3,000     $  3,604
    U.S. Treasury Notes
      7.875%, 01/15/98                  2,000        2,098
      5.875%, 08/15/98                  6,000        6,067
      9.250%, 08/15/98                  1,000        1,095
      4.750%, 08/31/98                  2,000        1,966
      6.125%, 07/31/00                  5,000        5,115
      6.500%, 08/15/05                  8,000        8,417
                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $27,731)                                  28,362
                                                 -----------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 9.7%
    Federal Home Loan Mortgage
      Corporation REMIC
      5.000%, 08/15/22                  5,000        4,613
    Federal National Mortgage
      Association REMIC
      6.000%, 12/25/16                  3,000        2,861
      7.000%, 03/25/19                  1,009        1,013
      7.000%, 10/25/23                  4,806        4,768
    Government National Mortgage
      Association
      7.000%, 10/15/23                  1,823        1,828
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
      7.125%, 01/15/29               $  5,225     $  5,262
                                                 -----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
    (Cost $17,317)                                  20,345
                                                 -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.1%
    Financial Assistance
      Corporation
      9.375%, 07/21/03                 10,190       12,176
    Federal Home Loan Bank
      7.690%, 12/16/96                  2,500        2,554
      6.500%, 11/29/05                  8,000        8,101
    Federal Home Loan Mortgage
      Corporation
      8.530%, 02/02/05                  5,000        5,448
      7.750%, 09/01/05                  1,354        1,377
                                                 -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $29,006)                                  29,656
                                                 -----------
CORPORATE OBLIGATIONS -- 22.1%
    Associates Corporation of North
      America
      8.625%, 06/15/97                  1,700        1,772
      5.875%, 08/15/97                  2,700        2,710
      7.300%, 03/15/98                  5,000        5,156
    CIT Group Holdings
      8.950%, 08/15/20                  4,000        4,475
    First Union
      6.550%, 10/15/35(A)               2,500        2,513
    Ford
      9.250%, 07/15/97                  1,000        1,054
    General Electric
      7.875%, 09/15/98                  5,000        5,256
    General Motors
      9.125%, 07/15/01                  5,000        5,669
    General Motors Acceptance
      Corporation
      8.250%, 02/28/02                  5,000        5,488
    Green Tree Financial
      Corporation
      7.650%, 10/15/25                  5,000        5,069
    MBIA
      8.200%, 10/01/22                  3,000        3,236

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Travelers
      7.875%, 05/15/25               $  3,000     $  3,274
      6.875%, 06/01/25(A)               1,000        1,028
                                                 -----------
TOTAL CORPORATE OBLIGATIONS
    (Cost $44,402)                                  46,700
                                                 -----------
ASSET-BACKED SECURITIES -- 9.6%
    Discover Card Master Trust
      Series 1993-1, Class B
      5.300%, 10/16/01                  5,000        4,918
    Discover Card Master Trust
      Series 1993-2, Class B
      5.750%, 11/16/01                  1,275        1,272
    Fleetwood Credit Corporation
      Grantor Trust Series 1995B,
      Class A
      6.550%, 05/15/11                  2,866        2,898
    MBNA Master Credit Card Trust
      Series 1995C
      6.450%, 02/18/08                  3,000        3,036
    NAFCO Auto Trust
      7.000%, 12/31/01                  3,000        3,021
    Prime Credit Card Master Trust
      Series 1992-1, Class A1
      7.050%, 12/15/97                  5,000        5,154
                                                 -----------
TOTAL ASSET-BACKED SECURITIES
    (Cost $19,648)                                  20,299
                                                 -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.2%
    Capstead Securities IV Series
      1992-5, Class E
      8.500%, 10/25/21                  2,000        2,079
    Green Tree Financial
      Corporation Series 95-7
      7.350%, 12/15/25                  5,000        5,131
    Merrill Lynch Mortgage
      Investors Series 1989H, Class
      B
      10.000%, 01/15/10                 2,300        2,471
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Merrill Lynch Mortgage
      Investors Series 1994G, Class
      A3
      8.350%, 05/15/14               $  5,000     $  5,446
                                                 -----------
TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS
    (Cost $14,163)                                  15,127
                                                 -----------
FOREIGN BONDS -- 13.5%
    Bank China
      8.250%, 03/15/14                  6,200        6,099
    Hydro-Quebec
      8.050%, 07/07/24(A)               5,000        5,600
    Midland Bank
      7.650%, 05/01/25(A)               5,000        5,469
    Noranda
      7.000%, 07/15/05                  2,500        2,550
    Santander Financial
      7.875%, 04/15/05                  8,000        8,688
                                                 -----------
TOTAL FOREIGN BONDS
    (Cost $27,232)                                  28,406
                                                 -----------
REPURCHASE AGREEMENT -- 9.2%
    Lehman Brothers
      5.820%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $19,303,120
      (collateralized by various
      U.S. Treasury Notes ranging
      in par value
      $97,350 - $4,475,570,
      8.125% - 9.125%,
      05/15/18 - 08/15/20; total
      market value $19,689,182)        19,300       19,300
                                                 -----------
TOTAL REPURCHASE AGREEMENT
    (Cost $19,300)                                  19,300
                                                 -----------
CASH EQUIVALENTS -- 0.0%
    Dreyfus U.S. Government Cash
      Management Money Market Fund         34           34

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
1784 INCOME FUND                         1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Lehman Brothers Institutional
      Government Obligations Money
      Market Fund                    $     34    $       34
                                                 -----------
TOTAL CASH EQUIVALENTS
    (Cost $68)                                           68
                                                 -----------
TOTAL INVESTMENTS -- 98.9%
    (Cost $198,862)                                 208,263
                                                 -----------
TOTAL OTHER ASSETS AND LIABILITIES
  NET -- 1.1%                                         2,240
                                                 -----------
NET ASSETS:
Capital Shares (unlimited authorization-no par
  value) based on 19,845,638 outstanding
  shares of beneficial interest                     198,026
Accumulated Net Realized Gain on Investments
                                                      3,076
Net Unrealized Appreciation on Investments
                                                      9,401
                                                 -----------
TOTAL NET ASSETS -- 100.0%                       $  210,503
                                                 -----------
                                                 -----------
NET ASSET VALUE, OFFERING PRICE AND
    REDEMPTION PRICE PER SHARE                       $10.61
                                                 -----------
                                                 -----------

LEGEND
---------------------------------------------------------------
(A) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

---------------------------------------------------------------
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation Bonds                                  34%
Alternative Minimum Tax Bonds                             12%
Industrial Development & Pollution Control Bonds           8%
Other Revenue Bonds                                       10%
Housing Bonds                                              8%
Utility Bonds                                              8%
Health Care Bonds                                          7%
Education Bonds                                            5%
Cash Equivalents                                           4%
Transportation Bonds                                       4%
% of Total Portfolio Investments

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 95.0%
  ALABAMA -- 0.6%
    Alabama Agriculture &
      Mechanical University Revenue
      Bond
      6.000%, 11/01/09(C)            $  1,000     $  1,061
                                                 -----------
  ALASKA -- 1.7%
    Alaska Industrial Development &
      Expansion Authority Revenue
      Bond, Series B
      5.850%, 04/01/05                  1,000        1,069
    Alaska Student Loan Marketing
      Association, Series A
      6.700%, 07/01/01                  2,100        2,221
                                                 -----------
                                                     3,290
                                                 -----------
  ARIZONA -- 0.6%
    Arizona State Transportation
      Board Highway Revenue Bond
      6.500%, 07/01/11 AMT              1,000        1,128
                                                 -----------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
  CALIFORNIA -- 5.2%
    California State GO
      7.000%, 08/01/05(C)            $  1,525    $    1,801
      6.400%, 02/01/06(C)               1,000         1,128
      5.500%, 04/01/06(C)               1,500         1,584
      5.750%, 03/01/08                  3,000         3,098
    Los Angeles, California, Series
      A GO
      5.800%, 09/01/09(C)               1,250         1,297
    San Francisco, California, City
      & County Sewer Revenue Bond,
      Series A
      5.700%, 10/01/11(C)               1,000         1,026
                                                 -----------
                                                      9,934
                                                 -----------
  CONNECTICUT -- 4.5%
    Connecticut State Housing
      Finance Authority Revenue
      Bond, Housing Mortgage
      Finance Project, Series B
      7.300%, 11/15/03                  3,435         3,666
    Connecticut State Resource
      Recovery Bond, Connecticut
      Systems, Series A
      5.375%, 11/15/10(C)               3,000         2,888
    Connecticut State Resource
      Recovery Bond, Wallingford
      Resources, Series 1-Sub AMT
      6.625%, 11/15/01                  1,990         2,117
                                                 -----------
                                                      8,671
                                                 -----------
  FLORIDA -- 2.2%
    Dade County, Florida, School
      Board Certificate of
      Participation, Series A
      5.750%, 05/01/12(C)               1,505         1,544
    Dade County, Florida, Special
      Obligation, Courthouse Center
      Project
      5.900%, 04/01/10                  1,500         1,536
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Jacksonville, Florida, Electric
      Authority Revenue Bond, St.
      John's Project, Series B
      6.750%, 10/01/05               $  1,000    $    1,113
                                                 -----------
                                                      4,193
                                                 -----------
  GEORGIA -- 1.2%
    Georgia State, Series E GO
      5.500%, 07/01/07                  1,000         1,051
    Municipal Electric Authority of
      Georgia Revenue Bond, 6th
      Crossover Project
      7.000%, 01/01/08(C)               1,000         1,177
                                                 -----------
                                                      2,228
                                                 -----------
  INDIANA -- 0.3%
    Indiana Bond Bank Revenue,
      Guaranteed State Revolving
      Fund, Series A
      6.875%, 02/01/12                    500           558
                                                 -----------
  IOWA -- 1.1%
    Iowa Student Loan Liquidity
      Revenue Bond, Series A
      6.350%, 03/01/01                  2,000         2,125
                                                 -----------
  LOUISIANA -- 1.4%
    Louisiana State Offshore
      Terminal Authority Revenue
      Bond, Series B
      7.200%, 09/01/08                  2,520         2,797
                                                 -----------
  MARYLAND -- 2.9%
    Frederick, Maryland GO
      5.900%, 12/01/03(C)               1,000         1,089
    Maryland State, GO
      5.600%, 03/15/08                  4,275         4,499
                                                 -----------
                                                      5,588
                                                 -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
                                         1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
  MASSACHUSETTS -- 22.1%
    Boston, Massachusetts, Revenue
      Bond, Boston City Hospital,
      Series B
      5.750%, 02/15/13               $  1,300    $    1,298
    Boston, Massachusetts, Revenue
      Bond, Boston City Hospital,
      Series B
      5.750%, 02/15/13(C)               1,500         1,517
    Boston, Massachusetts, Water &
      Sewer Commission, Series A
      6.100%, 11/01/06                  3,950         4,233
    Massachusetts Bay
      Transportation Authority
      Revenue Bond, Series B
      5.800%, 03/01/11                  1,000         1,031
    Massachusetts Educational Loan
      Authority Revenue Bond, Issue
      D, Series A AMT
      6.800%, 01/10/02(C)               1,695         1,843
    Massachusetts Municipal
      Wholesale Electric Power
      Supply System Revenue Bond,
      Series D
      6.000%, 07/01/05                  1,625         1,753
      6.000%, 07/01/11(C)               2,650         2,779
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond, Dana
      Farber Cancer Project, Series
      G-1
      6.250%, 12/01/08                  1,000         1,055
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Faulkner Hospital, Series C
      5.750%, 07/01/03                  2,400         2,466



------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond, New
      England Deaconess Hospital,
      Series D
      6.625%, 04/01/12               $  1,000    $    1,038
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond, New
      England Medical Center
      Hospitals, Series F
      6.500%, 07/01/12(C)               1,000         1,083
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Series A
      6.200%, 01/01/03                  1,140         1,231
      6.250%, 01/01/05                  1,060         1,165
    Massachusetts State Housing
      Finance Agency, Multi-Family
      Housing Project, Series A
      5.600%, 07/01/07(C)                 600           617
      5.700%, 07/01/08(C)                 600           617
    Massachusetts State Housing
      Finance Agency, Series A AMT
      5.900%, 07/01/03(C)               1,750         1,840
    Massachusetts State Housing
      Finance Agency, Series E
      6.250%, 11/15/12                  2,600         2,675
    Massachusetts State Housing
      Finance Agency, Single Family
      Housing Project, Series 44
      5.900%, 12/01/13                  1,000         1,008

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  MASSACHUSETTS (CONTINUED)

    Massachusetts State Industrial
      Finance Agency Revenue Bond,
      Refusetech Incorporated
      Project, Series A
      6.150%, 07/01/02               $  1,595     $  1,679
      6.300%, 07/01/05                  3,220        3,385
    Massachusetts State Special
      Obligation Revenue Bond,
      Series A
      7.000%, 06/01/02                  1,000        1,134
    Massachusetts State, Series C
      GO
      6.300%, 11/01/04                  1,000        1,124
    Massachusetts State, Series D
      GO
      5.750%, 05/01/12                  2,000        2,035
    New England Educational Loan
      Marketing Corporation,
      Massachusetts Student Loan,
      Series A AMT
      5.700%, 07/01/05                  3,550        3,648
                                                 -----------
                                                    42,254
                                                 -----------
  MICHIGAN -- 0.8%
    Michigan State Hospital Finance
      Authority Revenue Bond,
      Oakwood Hospital Obligation
      Group A
      5.400%, 11/01/07(C)               1,500        1,539
                                                 -----------
  NEW HAMPSHIRE -- 0.3%
    New Hampshire State Housing
      Finance Authority Revenue
      Bond, Series B
      5.850%, 07/01/10(C)                 500          509
                                                 -----------
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
  NEW JERSEY -- 2.2%
    Union County, New Jersey,
      Utilities Authority Solid
      Waste Revenue Bond, Series A
      AMT
      7.100%, 06/15/06               $  4,000     $  4,265
                                                 -----------
  NEW YORK -- 9.2%
    New York State Dormitory
      Authority Revenue Bond,
      Series A
      5.875%, 05/15/07                  1,000        1,025
      5.900%, 05/15/08                  1,250        1,280
    New York, New York, Series A GO
      7.500%, 03/15/09                  1,000        1,100
    New York, New York, Series B GO
      5.625%, 08/15/08                  3,000        3,115
    New York, New York, Series C GO
      6.500%, 08/01/05                  2,500        2,638
      6.375%, 08/01/06(C)               2,000        2,248
    New York, New York, Series D GO
      6.000%, 02/15/09                  1,000        1,001
    New York, New York, Series F GO
      6.500%, 02/15/07                  2,865        3,008
    New York, New York, Series H GO
      6.875%, 02/01/02                  2,000        2,148
                                                 -----------
                                                    17,563
                                                 -----------
  NORTH CAROLINA -- 1.6%
    North Carolina Eastern
      Municipal Power Agency,
      Series B
      6.000%, 01/01/05                  3,000        3,090
                                                 -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
                                         1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
  OHIO -- 1.7%
    Cleveland, Ohio, Water Works
      Revenue Bond, Series F AMT
      6.500%, 01/01/21(C)            $  2,000     $  2,248
    Ohio State Building Authority
      Revenue Bond, Adult
      Correctional Facilities
      5.700%, 10/01/06(C)               1,000        1,070
                                                 -----------
                                                     3,318
                                                 -----------
  PENNSYLVANIA -- 3.6%
    Beaver County, Pennsylvania,
      Hospital Authority Revenue
      Bond, Medical Center Beaver
      Pennsylvania
      6.600%, 07/01/04(C)               1,250        1,394
    Pennsylvania Intergovernmental
      Cooperative Authority Revenue
      Bond, City of Philadelphia
      Funding Project
      5.600%, 06/15/15(C)               1,000          999
    Pennsylvania State GO
      6.000%, 11/15/02                  1,630        1,776
      6.100%, 11/15/04(C)               1,000        1,104
    Pennsylvania State Higher
      Education Assistance Agency
      Revenue Bond, Series A
      6.800%, 12/01/00(C)               1,490        1,628
                                                 -----------
                                                     6,901
                                                 -----------
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
  PUERTO RICO -- 3.2%
    Puerto Rico Commonwealth
      Highway & Transportation
      Authority Highway Revenue
      Bond, Series V
      6.375%, 07/01/07(C)            $  2,210     $  2,445
    Puerto Rico Municipal Finance
      Agency Revenue Bond, Series A
      5.600%, 07/01/05(C)               2,000        2,128
    Puerto Rico Public Buildings
      Authority Revenue Bond,
      Series K
      6.875%, 07/01/21                  1,265        1,464
                                                 -----------
                                                     6,037
                                                 -----------
  RHODE ISLAND -- 8.3%
    Pawtucket, Rhode Island GO
      5.625%, 04/15/07(C)               3,100        3,266
    Providence, Rhode Island GO
      6.750%, 01/15/09(C)               1,415        1,539
    Rhode Island Depositors
      Economic Protection
      Corporation, Special
      Obligation, Series B
      5.800%, 08/01/09(C)               1,000        1,059
    Rhode Island Housing & Mortgage
      Finance Agency, Multi-Family
      Housing Project, Series A
      5.700%, 07/01/07(C)               1,000        1,036
    Rhode Island Housing & Mortgage
      Finance Homeownership
      Opportunity, Series 15-B
      6.100%, 10/01/05(A)(B)              500          524
      6.200%, 10/02/06(A)(B)            1,110        1,156
    Rhode Island State Construction
      Capital Development Loan,
      Series B GO
      6.250%, 05/15/05                  1,940        2,083

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  RHODE ISLAND (CONTINUED)

    Rhode Island State Student Loan
      Marketing Association, Series
      A
      6.550%, 12/01/00               $  1,600     $  1,698
      6.750%, 12/01/01                  2,000        2,145
    Rhode Island State Student Loan
      Marketing Association, Series
      B AMT
      6.900%, 12/01/03                  1,300        1,427
                                                 -----------
                                                    15,933
                                                 -----------
  SOUTH CAROLINA -- 2.0%
    Medical University South
      Carolina Hospital Facilities,
      Series A
      7.125%, 07/01/04                    500          553
    South Carolina State Public
      Services Authority Revenue
      Bond, Series A
      6.250%, 01/01/00(C)               3,000        3,221
                                                 -----------
                                                     3,774
                                                 -----------
  TEXAS -- 2.6%
    Dallas-Fort Worth, Texas,
      Regional Airport Revenue
      Bond, Series A
      5.800%, 11/01/07(C)               2,000        2,115
    Texas State Public Financing
      Authority, Series A GO
      5.700%, 10/01/07(A)(B)            1,500        1,568
      5.750%, 10/01/08(A)(B)            1,280        1,350
                                                 -----------
                                                     5,033
                                                 -----------
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  VERMONT -- 1.7%
    Vermont Educational & Health
      Buildings Finance Agency,
      Medical Center Hospital of
      Vermont
      5.750%, 09/01/07(C)            $  1,800     $  1,890
    Vermont State Student Loan
      Assistance Corporation,
      Series A-3 AMT
      6.050%, 06/15/01(C)               1,300        1,372
                                                 -----------
                                                     3,262
                                                 -----------
  VIRGINIA -- 2.4%
    Norfolk, Virginia, Industrial
      Development Authority Revenue
      Bond, Daughters Charity-
      Depaul Project
      6.500%, 12/01/07                  3,000        3,277
    Virginia State Housing
      Development Authority Revenue
      Bond, Series H
      5.700%, 11/01/07                  1,155        1,210
                                                 -----------
                                                     4,487
                                                 -----------
  WASHINGTON -- 7.2%
    Washington State Public Power
      Supply Systems Nuclear
      Project No. 1 Revenue Bond,
      Series A
      5.500%, 07/01/04                  2,000        2,055
    Washington State Public Power
      Supply Systems Nuclear
      Project No. 2 Revenue Bond,
      Series A
      5.500%, 07/01/04                  3,000        3,080
      6.100%, 07/01/06                  1,030        1,105
      7.500%, 07/01/07                  1,000        1,103
      6.300%, 07/01/09                  2,000        2,088
      6.250%, 07/01/12                  2,000        2,058

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
                                         1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

 WASHINGTON (CONTINUED)

    Washington State, Series R92-A
      GO
      6.625%, 09/01/06               $  2,000    $    2,173
                                                 -----------
                                                     13,662
                                                 -----------
  WASHINGTON, D.C. -- 1.8%
    District Columbia, Series B GO
      5.300%, 06/01/05(C)               1,000         1,015
      6.000%, 06/01/08(C)               2,305         2,417
                                                 -----------
                                                      3,432
                                                 -----------
  WISCONSIN -- 2.6%
    Wisconsin State, Series A GO
      5.750%, 05/01/03                  3,305         3,553
      5.800%, 05/01/07                  1,355         1,436
                                                 -----------
                                                      4,989
                                                 -----------
TOTAL MUNICIPAL BONDS
    (Cost $171,638)                                 181,621
                                                 -----------
CASH EQUIVALENTS -- 0.7%
    Fidelity Tax-Exempt Money
      Market Fund                         674           674
    Lehman Brothers Institutional
      Tax-Free Money Market Fund          672           672
                                                 -----------
TOTAL CASH EQUIVALENTS
    (Cost $1,346)                                     1,346
                                                 -----------
REPURCHASE AGREEMENT -- 3.1%
    Lehman Brothers
      5.820%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $5,900,954
      (collateralized by various
      U.S. Treasury Notes ranging
      in par value
      $26,550 - $1,220,610,
      8.125% - 9.125%,
      05/15/18 - 08/15/20; total
      market value $6,018,973)          5,900         5,900
                                                 -----------
TOTAL REPURCHASE AGREEMENT
    (Cost $5,900)                                     5,900
                                                 -----------
----------------------------------------------------------
                                                     VALUE
DESCRIPTION                                          (000)
----------------------------------------------------------
TOTAL INVESTMENTS -- 98.8%
    (Cost $178,884)                              $188,867
                                                 ---------
TOTAL OTHER ASSETS AND LIABILITIES,
  NET -- 1.2%                                       2,235
                                                 ---------
NET ASSETS:
Capital Shares (unlimited authorization --  no
  par value) based on 18,439,937 outstanding
  shares of beneficial interest                   179,638
Accumulated Net Realized Gain on Investments
                                                    1,481
Net Unrealized Appreciation on Investments
                                                    9,983
                                                 ---------
TOTAL NET ASSETS -- 100.0%                       $191,102
                                                 ---------
                                                 ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                  $10.36
                                                 ---------
                                                 ---------

LEGEND
---------------------------------------------------------------
(A) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
(B) THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT, DEMAND, OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE FROM AMBAC, CAPITAL GUARANTY, CONNIE LEE, FGIC, FSA OR MBIA.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995
Schedule of Investments
(Unaudited)

--------------------------------------------
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation Bonds                 34%
Health Care Bonds                        11%
Water & Sewer Bonds                      14%
Housing Bonds                            12%
Transportation Bonds                     12%
Education Bonds                           5%
Utility Bonds                             2%
Other Revenue Bonds                       7%
Cash Equivalents                          2%
Alternative Minimum Tax Bonds             1%
% of Total Portfolio Investments

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
  MASSACHUSETTS -- 97.2%
    Boston, Massachusetts GO,
      6.500%, 07/01/12               $  3,000     $  3,255
    Boston, Massachusetts GO,
      Series A
      5.650%, 02/01/09(A)               1,500        1,541
    Chelsea, Massachusetts GO
      6.000%, 06/15/02(A)               2,000        2,170
      5.700%, 06/15/06(A)               1,000        1,068
    Chelsea, Massachusetts School
      Project Loan GO
      6.000%, 06/15/04(A)                 650          710
    Lawrence, Massachusetts GO
      5.375%, 09/15/05                    410          416
      6.250%, 02/15/09(A)               1,475        1,595
    Lowell, Massachusetts GO
      6.625%, 04/01/15(A)               1,000        1,084
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Lynn, Massachusetts, Water &
      Sewer Commission Revenue Bond
      5.250%, 12/01/05(A)            $    475     $    498
    Massachusetts Bay
      Transportation Authority
      Revenue Bond
      5.500%, 03/01/07                  1,500        1,554
      5.600%, 03/01/08                  1,885        1,958
      7.000%, 03/01/08                  2,000        2,335
    Massachusetts State Education
      Loan Revenue Bond, AMT
      6.300%, 07/01/12                  1,000        1,045
    Massachusetts State GO
      7.500%, 06/01/04                  1,500        1,800
    Massachusetts State GO, Series
      A
      6.250%, 07/01/02                  2,500        2,750
    Massachusetts State GO, Series
      B
      5.500%, 11/01/07                  1,000        1,043
      6.500%, 08/01/08                  5,315        6,010
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Brigham & Women's Hospital,
      Issue D
      6.250%, 07/01/01                    500          536
      6.750%, 07/01/13                  1,500        1,603
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Children's Hospital, Series E
      6.250%, 10/01/09                  1,000        1,058
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond, Dana
      Farber Cancer Project, Series
      G-1
      6.250%, 12/01/09                  1,175        1,234

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
                                       1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  MASSACHUSETTS (CONTINUED)

    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Emerson Hospital
      5.800%, 08/15/18(A)            $  3,000     $  3,034
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Harvard University, Series M
      5.750%, 12/01/11                  1,000        1,044
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond, New
      England Deaconess Hospital,
      Series C
      7.200%, 04/01/11                    830          887
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Newton-Wellesley Hospital,
      Issue E
      5.875%, 07/01/15(A)               3,000        3,101
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Northeastern Project
      7.125%, 10/01/10(A)               1,500        1,673
    Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Northeastern University,
      Series E
      6.500%, 10/01/12                  1,000        1,091
    Massachusetts State Housing
      Finance Agency Revenue Bond
      5.850%, 12/01/08(A)               1,245        1,281
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Massachusetts State Housing
      Finance Agency Revenue Bond,
      Residential Development
      Project, Series A
      6.875%, 11/15/11               $  1,750     $  1,886
    Massachusetts State Housing
      Finance Agency Revenue Bond,
      Series A
      6.300%, 10/01/13                  4,950        5,049
    Massachusetts State Housing
      Finance Agency Revenue Bond,
      Single Family Housing
      Project, Series 14
      7.700%, 12/01/14                  1,980        2,091
    Massachusetts State Industrial
      Finance Agency Revenue Bond,
      Babson College, Series A
      6.375%, 10/01/09(A)               1,000        1,078
    Massachusetts State Municipal
      Wholesale Electric Revenue
      Bond
      6.750%, 07/01/17                  1,500        1,718
    Massachusetts State Municipal
      Wholesale Electric Revenue
      Bond, Series B
      6.750%, 07/01/05                  1,000        1,120
    Massachusetts State Municipal
      Wholesale Electric Revenue
      Bond, Series D
      6.000%, 07/01/05                  1,000        1,079
    Massachusetts State Resource
      Recovery Revenue Bond,
      Refusetech Project, Series A
      6.150%, 07/01/02                    900          947
      6.300%, 07/01/05                  1,000        1,051

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Schedule of Investments                1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
(Unaudited)

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
 MASSACHUSETTS (CONTINUED)
   Massachusetts State Special
     Obligation Revenue Bond
      5.500%, 06/01/07               $  2,000     $  2,050
    Massachusetts State Water
      Pollution Abatement Trust
      Revenue Bond, Pooled Loan
      Program, Series 2
      6.125%, 02/01/07                    730          807
    Massachusetts State Water
      Resource Authority Revenue
      Bond
      7.250%, 04/01/01                  2,500        2,816
      5.875%, 11/01/04                  2,500        2,681
      6.000%, 11/01/06                  2,000        2,135
      6.250%, 11/01/10                  3,175        3,350
    Massachusetts State Water
      Resource Authority Revenue
      Bond, Series C
      6.000%, 12/01/11                  2,000        2,138
    Nantucket Islands Land Bank,
      Massachusetts GO
      7.000%, 07/01/05                  1,505        1,661
    Nantucket, Massachusetts GO
      6.800%, 12/01/11                  1,425        1,555
    Rockport, Massachusetts GO
      6.800%, 12/15/02(A)               1,100        1,222
    Southbridge, Massachusetts GO
      6.375%, 01/01/12(A)                 500          529
    Worcester, Massachusetts GO
      6.250%, 10/01/08(A)                 430          470
                                                 -----------
TOTAL MASSACHUSETTS                                 84,807
                                                 -----------
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  PUERTO RICO -- 1.2%
    Commonwealth of Puerto Rico GO,
      Series A
      6.000%, 07/01/06               $  1,000     $  1,069
                                                 -----------
TOTAL PUERTO RICO                                    1,069
                                                 -----------
TOTAL MUNICIPAL BONDS
    (Cost $83,780)                                  85,876
                                                 -----------
CASH EQUIVALENTS -- 0.1%
    Fidelity Tax-Exempt Money
      Market Fund                          18           18
    Lehman Brothers Institutional
      Tax-Free Money Market Fund           94           93
                                                 -----------
TOTAL CASH EQUIVALENTS
    (Cost $111)                                        111
                                                 -----------
REPURCHASE AGREEMENT -- 1.5%
    Lehman Government Securities
      5.80%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $1,300,210
      (collateralized by various
      U.S. Treasury Bonds ranging
      in par value
      $6,095 - $284,809,
      8.125% - 9.125%,
      05/15/18 - 08/15/20; total
      market value $1,326,000)          1,300        1,300
                                                 -----------
TOTAL REPURCHASE AGREEMENT
    (Cost $1,300,000)                                1,300
                                                 -----------
                                                 -----------
TOTAL INVESTMENTS -- 100.0%
    (Cost $85,199)                                $ 87,287
                                                 -----------
                                                 -----------

LEGEND
---------------------------------------------------------------
(A)SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE FROM AMBAC, FGIC, FSA, OR MBIA.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995                                                1784 BOND FUNDS

                                        1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
Statement of Net Assets
(Unaudited)

--------------------------------------------
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation Bonds                                  19%
Industrial Development & Pollution Control Bonds          14%
Education Bonds                                           15%
Alternative Minimum Tax Bonds                              9%
Housing Bonds                                             16%
Other Revenue Bonds                                        8%
Health Care Bonds                                          7%
Cash Equivalents                                           5%
Transportation Bonds                                       4%
Utility Bonds                                              3%
% of Total Portfolio Investments

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 94.1%
  GUAM -- 1.6%
    Guam Power Authority Revenue
      Bond, Series A
      5.900%, 10/01/08(B)            $    500     $    537
                                                 -----------
  PUERTO RICO -- 5.1%
    Puerto Rico Commonwealth,
      Industrial Medical &
      Environmental Pollution
      Control Facilities Financing
      Authority Revenue Bond,
      Series A
      6.250%, 11/15/13                    500          540
    Puerto Rico, Highway &
      Transportaion Authority
      Revenue Bond, Series V
      6.375%, 07/01/07                  1,135        1,229
                                                 -----------
                                                     1,769
                                                 -----------
  RHODE ISLAND -- 87.4%
    Convention Center Authority,
      Rhode Island, Series A
      5.400%, 05/15/08(B)                 500          509
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Cranston, Rhode Island GO
      6.100%, 06/15/10(B)            $  1,000     $  1,074
    Cumberland, Rhode Island GO
      5.900%, 10/01/06(A)                 500          533
      6.350%, 12/15/06                    500          539
    Foster & Gloucester, Rhode
      Island GO
      6.900%, 09/01/11(B)                 500          544
    Kent County, Rhode Island,
      Water Authority General
      Revenue Bond
      6.000%, 07/15/08(B)                 500          533
    Pawtucket, Rhode Island GO
      5.750%, 04/15/08(B)                 500          528
    Providence, Rhode Island GO
      6.750%, 01/15/07(A)                 500          544
      6.750%, 01/15/08                  1,015        1,099
    Providence, Rhode Island,
      Housing Development Revenue
      Bond Barabara Jordan
      Appartments Project, Series A
      6.500%, 07/01/09(B)                 485          509
    Rhode Island, Clean Water
      Protection Finance Agency
      Revenue Bond
      6.600%, 10/01/08(B)                 500          548
    Rhode Island, Clean Water
      Protection Finance Agency
      Revenue Bond, Providence Safe
      Drinking Water Project,
      Series A
      6.500%, 01/01/09(B)                 500          546
    Rhode Island, Depositors
      Economic Protection Revenue
      Bond, Series A
      6.500%, 08/01/07(B)                 500          564
    Rhode Island, Depositors
      Economic Protection Revenue
      Bond, Series B
      5.800%, 08/01/12(B)               1,000        1,045

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  RHODE ISLAND (CONTINUED)

    Rhode Island, Housing &
      Mortgage Authority Homeowner
      Opportunity, Series 13
      6.700%, 10/01/15(B)            $  2,000     $  2,101
    Rhode Island, Housing &
      Mortgage Finance,
      Homeownership Opportunity
      Series E-1 AMT
      7.500%, 10/01/11(B)               1,000        1,074
    Rhode Island, Housing &
      Mortgage Revenue Bond
      7.700%, 10/01/10                    500          531
    Rhode Island, Port Authority &
      Economic Development Revenue
      Bond, Shepard Building
      Project, Series B
      6.500%, 06/01/08(B)                 500          553
      6.750%, 06/01/15(B)                 515          563
    Rhode Island, State
      Construction & Capital
      Developmental Loan Revenue
      Bond, Series B
      6.250%, 05/15/05                  1,000        1,074
    Rhode Island, State Health &
      Educational Building
      Facilities Revenue Bond, Kent
      Hospital
      7.000%, 07/01/10(B)                 500          558
    Rhode Island, State Health &
      Educational Building Higher
      Educational Facilities
      Revenue Bond, Miriam Hospital
      7.250%, 04/01/11                    500          528
    Rhode Island, State Health &
      Educational Building Higher
      Educational Facilities
      Revenue Bond, New England
      Institute
      5.900%, 03/01/10(B)                 400          409
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Rhode Island, State Health &
      Educational Building Higher
      Educational Facilities
      Revenue Bond, Roger Williams
      Hospital
      6.500%, 11/15/08(B)            $    500     $    539
      7.000%, 11/15/09(B)                 545          608
      7.200%, 11/15/14(B)               1,500        1,674
      7.750%, 07/01/16(B)               1,000        1,056
    Rhode Island, State Health &
      Educational Building Higher
      Educational Facilities
      Revenue Bond, Salve Regina
      Hospital
      6.200%, 03/15/08(B)               1,000        1,064
    Rhode Island, State Industrial
      Facilities Revenue Bond,
      Reference Cre Corporation
      Project AMT
      6.500%, 03/01/14(A)                 500          510
    Rhode Island, State Industrial
      Facilities Revenue Bond,
      Reference Mobil Oil Refining
      6.000%, 11/01/14                  2,850        2,936
    Rhode Island, State Student
      Loan Authority Revenue Bond
      6.750%, 12/01/01                    500          536
    Rhode Island, State Student
      Loan Authority Revenue Bond
      Reference Series A
      6.550%, 12/01/00                    500          531
    Rhode Island, State Student
      Loan Authority Revenue Bond,
      Reference Series B AMT
      6.850%, 12/01/02                    500          544
      7.000%, 12/01/04                  1,390        1,524
    Rhode Island, Water Protection
      Finance Agency Revenue Bond
      6.750%, 10/01/13(B)                 500          551

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
                                        1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

 RHODE ISLAND (CONTINUED)

    Villa Excelsior, Rhode Island,
      Housing Development Mortgage
      Revenue Bond
      6.650%, 07/01/12(B)            $    490    $      519
    Warwick, Rhode Island GO
      6.600%, 11/15/06(B)                 500           551
    Westerly, Rhode Island GO
      5.850%, 09/15/08                    450           477
                                                 -----------
                                                     30,126
                                                 -----------
TOTAL MUNICIPAL BONDS
    (Cost $30,835)                                   32,432
                                                 -----------
CASH EQUIVALENTS -- 2.0%
    Fidelity Tax-Exempt Money
      Market Fund                         352           352
    Lehman Brothers Institutional
      Tax-Free Money Market Fund          350           350
                                                 -----------
TOTAL CASH EQUIVALENTS
    (Cost $702,633)                                     702
                                                 -----------
REPURCHASE AGREEMENT -- 2.9%
    Lehman Brothers 5.820%, dated
      11/30/95, matures 12/1/95,
      repurchase price $1,000,162
      (collateralized by various
      U.S. Treasury Bonds ranging
      in par value
      $4,425 - $203,435,
      8.125% - 9.125%,
      5/15/18 - 8/15/20; total
      market value $1,020,000)          1,000         1,000
                                                 -----------

----------------------------------------------------------
                                                     VALUE
DESCRIPTION                                          (000)
----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
  (Cost $1,000)                                  $  1,000
                                                 ---------
TOTAL INVESTMENTS -- 99.0%
    (Cost $32,537)                                 34,134
                                                 ---------
TOTAL OTHER ASSETS AND LIABILITIES
    NET -- 1.0%                                       336
                                                 ---------
NET ASSETS:
Capital Shares (unlimited authorization -- no
  par value) based on 3,339,750 outstanding
  shares of beneficial interest                    33,040
Accumulated Net Realized Loss on Investments
                                                     (167 )
Net Unrealized Appreciation on Investments
                                                    1,597
                                                 ---------
TOTAL NET ASSETS -- 100.0%                       $ 34,470
                                                 ---------
                                                 ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                  $10.32
                                                 ---------
                                                 ---------

LEGEND
---------------------------------------------------------------
(A) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
(B) SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE FROM
   AMBAC, CONNIE LEE, FGIC, FHA, FSA, OR MBIA.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHA -- FINANCIAL HOUSING AUTHORITY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTOR ASSURANCE

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995
Statement of Net Assets
(Unaudited)

--------------------------------------------
1784 CONNECTICUT TAX-EXEMPT INCOME FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Industrial Development & Pollution Control Bonds           5%
Health Care Bonds                                         17%
Other Revenue Bonds                                        9%
Cash Equivalents                                          13%
General Obligation Bonds                                  10%
Transportation Bonds                                       9%
Alternative Minimum Tax Bonds                             10%
Housing Bonds                                             15%
Utility Bonds                                             11%
Education Bonds                                            1%
% of Total Portfolio Investments

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 89.0%
  CONNECTICUT -- 74.1%
    Bridgeport, Connecticut GO
      6.125%, 03/01/05               $  2,000     $  2,114
      8.750%, 08/15/05(B)                 500          647
    Bristol, Connecticut, Resource
      Recovery Bond, Solid Waste
      Revenue
      6.500%, 07/01/14                  3,000        3,225
    Connecticut State Airport
      Revenue Bond, Bradley
      International Airport
      7.650%, 10/01/12(B)               2,000        2,350
    Connecticut State Clean Water
      Funding Revenue Bond
      5.600%, 06/01/09                    750          778
      7.000%, 01/01/11                    300          335
    Connecticut State Development
      Bond
      6.550%, 06/15/09(B)                 500          556
    Connecticut State Development
      Bond, Duncaster Project
      6.700%, 09/01/07                  3,350        3,652
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Connecticut State Development
      Bond, Jewish Community Center
      AMT
      6.400%, 09/01/07(A)            $    400     $    438
    Connecticut State Development
      Bond, New England Power
      Project
      7.250%, 10/15/15                    500          543
    Connecticut State Development
      Bond, Pfizer Project
      6.550%, 02/15/13                    250          275
    Connecticut State Development
      Bond, Series A
      6.000%, 11/15/08                    500          524
    Connecticut State Health &
      Education Facilities Bond,
      Noble Nursing Home
      6.000%, 11/01/09(B)               1,000        1,068
    Connecticut State Health &
      Educational Facilities Bond,
      Bridgeport Hospital, Series A
      6.500%, 07/01/05(B)                 250          279
      6.550%, 07/01/06(B)                 400          447
      6.500%, 07/01/12(B)                 500          539
    Connecticut State Health &
      Educational Facilities Bond,
      Choate Rosemary Hall, Series
      A
      6.800%, 07/01/15(B)                 750          837
    Connecticut State Health &
      Educational Facilities Bond,
      Connecticut State University
      System, Series A
      5.125%, 11/01/12(B)                 500          486
    Connecticut State Health &
      Educational Facilities Bond,
      Danbury Hospital, Series E
      6.500%, 07/01/05(B)                 500          552

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                 1784 BOND FUNDS
                                         1784 CONNECTICUT TAX-EXEMPT INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  CONNECTICUT (CONTINUED)

    Connecticut State Health &
      Educational Facilities Bond,
      Highland Nursing Home
      7.050%, 11/01/09(B)            $  1,000     $  1,161
    Connecticut State Health &
      Educational Facilities Bond,
      New Britian Hospital
      6.000%, 07/01/09(B)                 500          531
    Connecticut State Health &
      Educational Facilities Bond,
      Newington Children's
      Hospital, Series A
      5.850%, 07/01/07(B)               1,110        1,184
    Connecticut State Health &
      Educational Facilities Bond,
      Sacred Heart University,
      Series A
      6.600%, 07/01/07(A)                 300          331
    Connecticut State Health &
      Educational Facilities Bond,
      St. Raphael Hospital
      6.200%, 07/01/14                    500          529
    Connecticut State Health &
      Educational Facilities Bond,
      University of Hartford,
      Series D
      6.750%, 07/01/12                    250          256
    Connecticut State Health &
      Educational Facilities Bond,
      Wadsworth Nursing Home
      7.125%, 11/01/14(B)                 500          569
    Connecticut State Higher
      Education Revenue Bond,
      Family Education Loan
      Program, Series A AMT
      7.000%, 11/15/05                    670          719
    Connecticut State Higher
      Education Revenue Bond,
      Series A
      6.500%, 11/15/00                    275          295
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
    Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      Series A AMT
      7.500%, 11/15/09               $     10     $     11
    Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      Series B
      7.200%, 11/15/01(A)                 500          528
      6.050%, 11/15/03                    500          531
      6.350%, 11/15/06                    400          427
    Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      Series B1
      7.550%, 11/15/08                  1,095        1,185
    Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      SubSeries B1
      6.000%, 05/15/08                    300          316
    Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Project,
      Series A
      6.200%, 05/15/14                    650          666
    Connecticut State Resource
      Recovery Bond, Bridgeport
      Resources, Series A
      7.625%, 01/01/09                    600          631
    Connecticut State Resource
      Recovery Bond, Series A
      5.375%, 11/15/10(B)               2,000        1,925
    Connecticut State Resource
      Recovery Bond, Series A AMT
      7.125%, 11/15/08(A)                 250          265
      8.000%, 11/15/08                  1,500        1,667
      8.000%, 11/15/15                  1,500        1,665
    Connecticut State Resource
      Recovery Bond, Wallingford
      Resources, Series 1-Sub AMT
      6.700%, 11/15/02                    800          857

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------

  CONNECTICUT (CONTINUED)

    Connecticut State Special Tax
      Bond, Series A
      5.400%, 09/01/09(B)            $  1,135     $  1,148
    Connecticut State Special Tax
      Bond, Transportation
      Infrastructure, Series A
      5.400%, 09/01/09                    500          503
      5.600%, 06/01/13                    500          504
    Connecticut State Special Tax
      Bond, Transportation
      Infrastructure, Series B
      6.100%, 09/01/08(B)                 500          558
      6.250%, 10/10/09                    500          533
      5.500%, 10/01/11                  1,000        1,006
      5.600%, 10/01/12                    500          506
      5.600%, 10/01/13                  1,000        1,009
    Connecticut State, Certificates
      of Participation, Middletown
      Courthouse Facilities Project
      6.250%, 12/15/08(B)               1,500        1,613
    Connecticut State, Series A GO
      6.500%, 03/15/07                    750          824
    Connecticut State, Series C GO
      5.800%, 08/15/08                  1,500        1,586
    Hartford, Connecticut, GO
      5.700%, 10/01/12(B)                 500          511
      5.750%, 10/01/13(B)               1,000        1,019
    New Haven, Connecticut Revenue
      Bond, Air Right Packaging
      Facility
      6.500%, 12/01/15(B)               2,000        2,150
    South Central Connecticut
      Regional Water Authority
      Revenue Bond, Series A
      6.000%, 08/01/09(B)                 985        1,050
      6.000%, 08/01/10(B)               1,045        1,106
    Stratford, Connecticut GO
      5.600%, 04/15/12(B)                 440          443
                                                 -----------
TOTAL CONNECTICUT                                   51,963
                                                 -----------
------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
  GUAM -- 2.7%
    Guam Government Limited
      Obligation Highway, Series A
      6.250%, 05/01/07(B)            $    750     $    812
    Guam Power Authority Revenue
      Bond, Series A
      5.900%, 10/01/08(B)               1,000        1,074
                                                 -----------
                                                     1,886
                                                 -----------
  PUERTO RICO -- 12.2%
    Puerto Rico Commonwealth,
      Highway & Transportation
      Revenue Bond, Series X
      5.300%, 07/01/04                    700          719
    Puerto Rico Industrial, Medical
      & Environmental Revenue Bond,
      Abbott Chemicals Project
      6.500%, 07/01/09                    500          501
    Puerto Rico Industrial, Medical
      & Environmental Revenue Bond,
      Pepsico Project
      6.250%, 11/15/13                  2,750        2,970
    Puerto Rico Municipal Finance
      Agency, Revenue Bond, Series
      A
      6.000%, 07/01/09(B)               2,650        2,822
    Puerto Rico Telephone Revenue
      Bond, Series L
      5.750%, 01/01/08                  1,000        1,039
      6.000%, 01/01/12                    500          516
                                                 -----------
TOTAL PUERTO RICO                                    8,567
                                                 -----------
TOTAL MUNICIPAL BONDS
    (Cost $59,200)                                  62,416
                                                 -----------
CASH EQUIVALENTS -- 1.0%
    Fidelity Tax-Exempt Money
      Market Fund                         345          345
    Lehman Brothers Institutional
      Tax-Free Money Market Fund          345          345
                                                 -----------
TOTAL CASH EQUIVALENTS
    (Cost $690)                                        690
                                                 -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                1784 STOCK FUNDS
1784 CONNECTICUT TAX-EXEMPT INCOME FUND              1784 GROWTH AND INCOME FUND

------------------------------------------------------------
DESCRIPTION                          PAR (000)   VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.7%
    Lehman Brothers
      5.80%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $8,201,326
      (collateralized by various
      U.S. Treasury Notes ranging
      in par value
      $35,400 -- $1,627,480,
      8.125% -- 9.125%,
      05/15/18 -- 08/15/20; total
      $8,200 market value
      $8,365,353)                    $  8,200    $    8,200
                                                 -----------
TOTAL REPURCHASE AGREEMENT
    (Cost $8,200)                                     8,200
                                                 -----------
TOTAL INVESTMENTS -- 101.7%
    (Cost $68,090)                                   71,306
                                                 -----------
TOTAL OTHER ASSETS AND LIABILITIES,
  NET -- (1.7)%                                      (1,186 )
                                                 -----------
NET ASSETS:
Capital Shares (unlimited
  authorization -- no par value)
  based on 6,690,158 outstanding
  shares of beneficial interest                      66,858
Accumulated Net Realized Gain on
  Investments                                            46
Net Unrealized Appreciation on
  Investments                                         3,216
                                                 -----------
TOTAL NET ASSETS -- 100.0%                       $   70,120
                                                 -----------
                                                 -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                    $10.48
                                                 -----------
                                                 -----------

LEGEND
---------------------------------------------------------------
(A) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY
   A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
(B) SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE FROM AMBAC, CAPITAL GUARANTY, CGIC, CONNIE LEE, FGIC, FSA OR MBIA.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTOR ASSURANCE

---------------------------------------------------------------
1784 GROWTH AND INCOME FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumers Non-Durables                   30%
Basic Industries                          8%
Technology                               24%
Energy                                    6%
Financial                                 9%
Consumer Durables                         5%
Cash Equivalents                          4%
Health Care                               6%
Capital Goods/Construction                6%
Transportation                            2%
% of Total Portfolio Investments

-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
COMMON STOCK -- 95.8%
  AIR TRANSPORTATION --  2.3%
    Delta Air Lines                       25,000   $  1,941
    UAL(A)                                20,000      4,185
                                                  -----------
                                                      6,126
                                                  -----------
  BANKS -- 0.9%
    First Tennessee National Bank         40,000      2,420
                                                  -----------
  BASIC INDUSTRIES --  7.5%
    AK Steel Holding                      65,000      2,251
    Bemis                                 80,000      2,090
    Cyprus Amax Minerals                  70,000      1,925
    E.I. Du Pont de Nemours               50,000      3,325
    International Paper                   48,624      1,854
    Newmont Mining                        50,000      2,156
    Nucor                                 75,000      3,740
    Willamette Industries                 50,000      3,025
                                                  -----------
                                                     20,366
                                                  -----------
  BEVERAGES -- 2.2%
    Coca Cola                             79,056      5,988
                                                  -----------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
  CAPITAL GOODS/ MACHINERY
    CONSTRUCTION -- 6.0%
    Easco                                125,000  $      906
    Fluor                                 50,000       3,250
    General Electric                      40,000       2,690
    Hardinge                             109,375       2,748
    Nordson                               74,961       4,311
    UCAR International(A)                 80,000       2,550
                                                  -----------
                                                      16,455
                                                  -----------
  CONSUMER DURABLES --  2.8%
    Newell                               100,000       2,638
    Rentokil Group                       400,000       1,977
    Sealed Air(A)                        100,000       3,049
                                                  -----------
                                                       7,664
                                                  -----------
  CONSUMER NON-DURABLES/
    WHOLESALE TRADE --  1.1%
    Gillette                              56,442       2,928
                                                  -----------
  ENERGY -- 6.3%
    Arakis Energy(A)                     150,000         581
    Total S.A. ADR                       100,000       3,088
    Exxon                                 75,000       5,803
    Royal Dutch Petroleum ADR             22,592       2,900
    Schlumberger                          75,000       4,763
                                                  -----------
                                                      17,135
                                                  -----------
  ENTERTAINMENT -- 2.0%
    Walt Disney                           90,000       5,411
                                                  -----------
  FINANCIAL -- 8.9%
    American International Group          35,694       3,204
    Equity Inns                          200,000       2,300
    Felcor Suite Hotels                  140,000       4,060
    Hospitality Properties Trust          60,000       1,568
    Litchfield Financial(A)              125,000       1,719
    MBNA                                  50,000       2,019
    Mid-America Apartment
      Communities                         75,000       1,697
    RFS Hotel Investments                281,000       4,249
-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
    Storage USA                           50,000  $    1,519
    Winston Hotels                       150,000       1,781
                                                  -----------
                                                      24,116
                                                  -----------
  HEALTH CARE -- 6.4%
    Abbott Laboratories                   84,633       3,438
    Amgen(A)                              30,000       1,489
    Biogen(A)                             20,000       1,090
    Medtronic                             40,000       2,195
    Merck                                 60,000       3,713
    Pyxis(A)                             120,000       1,800
    Roche Holdings ADR(A)                 50,000       3,784
                                                  -----------
                                                      17,509
                                                  -----------
  MERCHANDISE STORES --  11.3%
    Bed Bath & Beyond(A)                 225,000       7,397
    Carrefour Supermarche(A)               8,000       4,416
    Home Depot                           142,300       6,315
    Hornbach Holdings                      6,000       4,812
    Moebel Walther(A)                      7,500       2,774
    Wal-Mart Stores                      209,802       5,035
                                                  -----------
                                                      30,749
                                                  -----------
  MISCELLANEOUS CONSUMER
    SERVICES -- 1.0%
    Cintas                                30,000       1,380
    Loewen Group                          50,000       1,325
                                                  -----------
                                                       2,705
                                                  -----------
 RESTAURANTS -- 8.6%
    Lone Star Steakhouse &
      Saloon(A)                          220,000       8,635
    Outback Steakhouse(A)                 70,000       2,555
    Papa John's International(A)         125,000       5,359
    Wetherspoon                          700,000       6,822
                                                  -----------
                                                      23,371
                                                  -----------
  TECHNOLOGY -- 23.4%
    AVX(A)                                40,000       1,150
    Bay Networks(A)                      129,375       5,822
    Cambridge Technology
      Partners(A)                         50,000       2,475
    Electronic Arts(A)                    26,667         910

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                1784 STOCK FUNDS
                                                     1784 GROWTH AND INCOME FUND

-------------------------------------------------------------
                                      SHARES/PAR
DESCRIPTION                                (000)  VALUE (000)

 TECHNOLOGY (CONTINUED)
------------------------------------------------------------$-
    Intel                                105,000      6,392
    Microsoft(A)                          55,000       4,792
    Motorola                              75,000       4,594
    Nokia ADR                             40,000       2,170
    Oracle System(A)                     100,000       4,538
    Pinnacle Micro(A)                    100,000       2,750
    Robotic Vision Systems(A)            100,000       2,613
    Sap AG(A)                            113,250      17,834
    Security Dynamics
      Technologies(A)                     40,000       1,980
    Silicon Graphics(A)                   30,000       1,095
    Texas Instrument                      80,000       4,630
                                                  -----------
                                                      63,745
                                                  -----------
  TELEPHONES & TELECOMMUNICATION --
    5.1%
    AT&T                                 100,000       6,600
    Paging Network(A)                     84,444       1,879
    US West                               50,000       1,563
    US West Media Group(A)                50,000         900
    Vodafone Group(A)                     85,000       3,071
                                                  -----------
                                                      14,013
                                                  -----------
TOTAL COMMON STOCK
    (Cost $192,786)                                  260,701
                                                  -----------
REPURCHASE AGREEMENT -- 4.3%
  Lehman Government Securities
    5.820%, dated 11/30/95, matures
    12/01/95, repurchase price
    $11,701,892 (collateralized by
    various U.S. Treasury Bonds
    ranging in par value $53,100 -
    $2,441,220, 8.125% -- 9.125%,
    05/15/18 -- 08/15/20; total
    market value $11,934)            $    11,700      11,700
                                                  -----------
TOTAL REPURCHASE AGREEMENT
    (Cost $11,700)                                    11,700
-------------------------------------------------------------
DESCRIPTION                            PAR (000)  VALUE (000)
-------------------------------------------------------------
CASH EQUIVALENTS -- 0.0%
  Dreyfus U.S. Government
    Securities Money Market Fund     $         7  $        7
  Lehman Brothers Institutional
    U.S. Goverment Obligations
    Money Market Fund                         11          11
                                                  -----------
TOTAL CASH EQUIVALENTS
    (Cost $18)                                            18
                                                  -----------
TOTAL INVESTMENTS -- 100.1%
    (Cost $204,504)                                  272,419
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES,
  NET -- (0.1)%                                         (374 )
                                                  -----------
NET ASSETS:
Capital Shares (unlimited authorization -- no
  par value) based on 20,105,543 outstanding
  shares of beneficial interest                      210,048
Accumulated Net Realized Loss on Investments
                                                      (6,321 )
Net Unrealized Appreciation on Investments            67,915
Undistributed Net Investment Income                      403
                                                  -----------
TOTAL NET ASSETS -- 100.0%                        $  272,045
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                     $13.53
                                                  -----------
                                                  -----------

LEGEND
---------------------------------------------------------------
(A) NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

--------------------------------------------
1784 ASSET ALLOCATION FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common Stock                                     54%
U.S. Treasury Obligations                        24%
Corporate Obligations                             9%
Cash Equivalents                                  7%
U.S. Government Mortgage-Backed Bonds             1%
U.S. Government Agency Obligations                1%
Asset-Backed Securities                           3%
% of Total Portfolio Investments

-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
COMMON STOCK -- 54.1%
  AUTOMOTIVE -- 1.5%
    Ford Motor                             6,600   $    186
                                                  -----------
  BASIC INDUSTRIES -- 2.2%
    E.I. Du Pont de Nemours                3,000        199
    Willamette Industries                  1,000         61
                                                  -----------
                                                        260
                                                  -----------
  BROADCASTING, NEWSPAPERSE &
    ADVERTISING -- 2.0%
    Capital Cities ABC                     2,000        247
                                                  -----------
  CAPITAL GOODS/ MACHINERY
    CONSTRUCTION -- 3.5%
    Fluor                                  3,400        221
    General Electric                       3,000        202
                                                  -----------
                                                        423
                                                  -----------
  CONSUMER NON-DURABLE -- 8.5%
    Nestle ADR                             4,000        214
    PepsiCo                                5,000        276
-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
    Phillip Morris                         3,500   $    307
    Sysco                                  7,500        230
                                                  -----------
                                                      1,027
                                                  -----------
  ENERGY -- 8.8%
    Baker Hughes                           8,000        163
    Enron                                  5,000        188
    Exxon                                  4,000        309
    Mobil                                  1,800        188
    Schlumberger LTD                       3,500        222
                                                  -----------
                                                      1,070
                                                  -----------
  FINANCIAL -- 7.1%
    American International Group           3,000        269
    BankAmerica                            3,000        191
    Federal National Mortgage
      Association                          2,400        263
    Wachovia                               3,000        135
                                                  -----------
                                                        858
                                                  -----------
  HEALTH CARE -- 9.8%
    Bristol-Myers Squibb                   2,800        225
    Genzyme-General Division(A)            2,800        183
    Johnson & Johnson                      3,000        260
    Merck                                  3,200        198
    Procter & Gamble                       3,800        327
                                                  -----------
                                                      1,193
                                                  -----------
  TECHNOLOGY -- 5.6%
    AMP                                    4,000        161
    Ericsson LTD                           6,650        158
    Raytheon                               4,000        178
    Thermo Electron(A)                     3,600        178
                                                  -----------
                                                        675
                                                  -----------
  TELEPHONES & COMMUNICATION --
     1.6%
    AT&T                                   3,000        198
                                                  -----------
 TRANSPORTATION & RAILROADS -- 1.8%
    CSX                                    2,500        219
                                                  -----------
  UTILITIES -- 1.7%
    NYNEX                                  4,000        199
                                                  -----------
TOTAL COMMON STOCK
    (Cost $5,287)                                     6,555
                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                1784 STOCK FUNDS
                                                      1784 ASSET ALLOCATION FUND

-------------------------------------------------------------
DESCRIPTION                            PAR (000)  VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 24.2%
    U.S. Treasury Bonds
      8.125%, 08/15/19               $       100   $    123
      7.250%, 08/15/22                       500        564
      7.125%, 02/15/23                       300        334
    U.S. Treasury Notes
      6.000%, 06/30/96                        80         80
      6.500%, 09/30/96                       100        101
      5.125%, 06/30/98                       300        298
      5.000%, 01/31/99                       100         99
      5.500%, 04/15/00                       200        200
      6.125%, 07/31/00                       600        614
      6.500%, 08/15/05                       500        526
                                                  -----------
TOTAL U. S. TREASURY OBLIGATIONS
    (Cost $2,833)                                     2,939
                                                  -----------
U.S. GOVERNMENT MORTGAGE-BACKED BOND -- 1.6%
    Government National Mortgage
      Association
      7.500%, 06/12/23                       187        190
                                                  -----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BOND
  (Cost $195)                                           190
                                                  -----------
MEDIUM TERM NOTE -- 0.8%
    Federal National Mortgage
      Association
      7.720%, 12/16/96                       100        102
                                                  -----------
TOTAL MEDIUM TERM NOTE
    (Cost $100)                                         102
                                                  -----------
CORPORATE OBLIGATIONS -- 8.8%
    Allstate
      5.875%, 06/15/98                       100        100
    Associates Corporation of North
      America
      9.700%, 05/01/97                       100        105
    AT&T
      7.000%, 05/15/05                       200        211
    Chase Manhattan
      8.000%, 06/15/99                       200        212
    Ford Motor Credit
      6.750%, 05/15/05                       100        102
    General Motors Acceptance
      Corporation
      6.625%, 10/01/02                       200        204
-------------------------------------------------------------
DESCRIPTION                            PAR (000)  VALUE (000)
-------------------------------------------------------------
    North Carolina National Bank
      8.500%, 11/01/96               $       100   $    103
    Private Export Funding
      8.400%, 07/31/01                        25         28
                                                  -----------
TOTAL CORPORATE OBLIGATIONS
    (Cost $1,043)                                     1,065
                                                  -----------
ASSET-BACKED SECURITIES -- 3.0%
    Ford Credit Grantor Trust
      7.300%, 10/15/99                        67         68
    Premier Auto Trust
      4.650%, 02/02/99                        89         88
    Signet Credit Card Master Trust
      5.250%, 04/15/00                       100         99
    Standard Credit Card Master
      Trust
      9.000%, 08/07/96                       100        104
                                                  -----------
TOTAL ASSET-BACKED SECURITIES
    (Cost $354)                                         359
                                                  -----------
REPURCHASE AGREEMENT -- 4.1%
    Lehman Government Securities
      5.820%, dated 11/30/95,
      matures 12/01/95, repurchase
      price $500,081
      (collateralized by various
      U.S. Treasury Bonds ranging
      in par value $2,655 -
      $122,061, 8.125% -
      9.125%,05/15/18 - 08/15/20;
      total market value $510,000)           500        500
                                                  -----------
TOTAL REPURCHASE AGREEMENT
    (Cost $500)                                         500
                                                  -----------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

-------------------------------------------------------------
DESCRIPTION                            PAR (000)  VALUE (000)
-------------------------------------------------------------
CASH EQUIVALENTS -- 3.0%
    Dreyfus U.S. Government Cash
      Management Money Market Fund   $       180  $      180
    Lehman Brothers Institutional
      U.S. Government Money Market
      Fund                                   178         178
                                                  -----------
TOTAL CASH EQUIVALENTS
    (Cost $358)                                          358
                                                  -----------
TOTAL INVESTMENTS -- 99.6%
    (Cost $10,670)                                    12,068
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES,
  NET -- 0.4%                                             50
                                                  -----------
NET ASSETS:
Capital Shares (unlimited authorization -- no
  par value) based on 1,001,385 outstanding
  shares of beneficial interest                       10,345
Accumulated Net Realized Gain on Investments
                                                         318
Net Unrealized Appreciation on Investments
                                                       1,398
Undistributed Net Investment Income                       57
                                                  -----------
TOTAL NET ASSETS -- 100.0%                        $   12,118
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                     $12.10
                                                  -----------
                                                  -----------

LEGEND
---------------------------------------------------------------
(A) NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995                                               1784 STOCK FUNDS

                                                  1784 INTERNATIONAL EQUITY FUND
Statement of Net Assets
(Unaudited)

--------------------------------------------
1784 INTERNATIONAL EQUITY FUND
-------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Japan                                    26%
Other Europe                             14%
United Kingdom                           14%
Emerging Markets                         12%
France                                    8%
Other Pacific Rim                         7%
Netherlands                               6%
Germany                                   5%
Cash Equivalents                          4%
Hong Kong                                 4%
% of Total Portfolio Investments

-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
FOREIGN COMMON STOCKS -- 93.4%
  ARGENTINA -- 1.1%
    Cia Naviera Perez Companc,
      Series B                           185,234   $    904
    Telefonica de Argentina ADR           34,200        838
    YPF Sociedad Anonima ADR              38,600        753
                                                  -----------
                                                      2,495
                                                  -----------
  AUSTRALIA -- 3.5%
    Brambles Industries                  112,100      1,225
    Broken Hill Proprietary              132,000      1,798
    Mayne Nickless                       256,200      1,181
    News Corporation                     289,000      1,517
    QBE Insurance Group                  192,800        869
    Western Mining                       229,000      1,537
                                                  -----------
                                                      8,127
                                                  -----------
  BRAZIL -- 0.5%
    Cia Sider Paulista                   338,100        360
    Compania Energie de Minas ADR         26,651        591
    White Martins SA                 233,765,500        227
                                                  -----------
                                                      1,178
                                                  -----------
-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
  CHILE -- 0.6%
    Empresa Nacional de Electridad
      SA ADR                              40,650   $    813
    Five Arrows Chile Fund               248,000        620
                                                  -----------
                                                      1,433
                                                  -----------
  CHINA -- 1.0%
    Guangdong Investment               1,412,000        849
    Shangri-La Asia                      832,000        989
    Yizheng Chemical Fibre             1,742,100        426
                                                  -----------
                                                      2,264
                                                  -----------
  COLUMBIA -- 0.3%
    Carulla SA ADR                       101,940        765
                                                  -----------
  DENMARK -- 0.7%
    Tele Danmark AS, Series B             29,200      1,592
                                                  -----------
  FRANCE -- 7.7%
    Accor                                  9,912      1,206
    Alcatel Alsthom                       18,900      1,578
    Castorama Dubois Investisse           17,245      2,736
    Groupe Danone                          5,047        792
    L'Oreal                                6,490      1,611
    LVMH                                  14,570      2,780
    Lyonnaise Des Eaux Dumez               6,200        595
    Promodes                              11,640      2,578
    Roussel-Uclaf                         14,960      2,265
    Television Francaise TFI              18,500      1,832
                                                  -----------
                                                     17,973
                                                  -----------
  GERMANY -- 3.5%
    Degussa                                6,780      2,163
    Deutsche Pfandbrief & Hypobank        38,060      1,448
    GEA AG                                   860        311
    Gehe AG                                7,240      3,286
    Gehe AG-New                              825        370
    Hochtief AG                            1,190        534
                                                  -----------
                                                      8,112
                                                  -----------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
  HONG KONG -- 3.7%
    China Light & Power                  237,500   $  1,118
    Giordano International             1,000,000        898
    Hong Kong Telecommunications         656,800      1,117
    HSBC Holdings                         68,100      1,004
    Hutchison Whampoa                    243,000      1,373
    Sun Hung Kai Propeties               118,400        953
    Swire Pacific, Series A              155,500      1,176
    Television Broadcasts                273,500      1,032
                                                  -----------
                                                      8,671
                                                  -----------
  HUNGARY -- 0.2%
    Gedeon Richter                        27,000        435
                                                  -----------
  INDIA -- 0.7%
    Mahindra & Mahindra GDR               50,000        569
    Reliance Industries GDR               24,300        307
    Tata Engineering & Locom GDR          33,000        643
                                                  -----------
                                                      1,519
                                                  -----------
  INDONESIA -- 0.7%
    PT Astra International               450,000        897
    Pt Indorama Synthetics               230,000        755
                                                  -----------
                                                      1,652
                                                  -----------
  IRELAND -- 0.4%
    Cement Roadstone                     130,826        911
                                                  -----------
  ITALY -- 3.2%
    Edison SPA                           204,900        819
    Luxottica Group ADR                   50,300      2,678
    Sasib SPA                            440,000      1,840
    Stet Societa' Finanziara
      Telefonica SPA                     764,800      2,078
                                                  -----------
                                                      7,415
                                                  -----------
  JAPAN -- 25.8%
    Canon Sales                          160,000      3,971
    Citizen Watch                        313,000      2,306
    Daiichi Pharmaceutical               151,000      2,052
    Dainippon Ink & Chemical             440,000      2,041
    Fujitsu                              200,000      2,364
-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
    Hoya                                  94,000   $  2,805
    Inax                                  85,000        812
    Kao                                  135,000      1,662
    Keyence                               20,000      2,462
    Kyocera                               52,000      4,123
    Mitsubishi Bank                      107,000      2,340
    NGK Spark Plug                       102,000      1,316
    Nikon                                280,000      4,026
    Nippon Comsys                        163,700      1,725
    Nippon Express                       280,000      2,435
    Sangetsu                              34,000        737
    Sanwa Bank                           125,000      2,425
    Sanyo Electric                       550,000      2,871
    Secom                                 41,000      2,774
    Sharp                                213,000      3,021
    Shimano                               90,000      1,578
    TDK                                   42,000      2,135
    Tokio Marine & Fire Insurance        290,000      3,314
    Toppan Printing                      201,000      2,613
    York Benimaru                         63,000      2,339
                                                  -----------
                                                     60,247
                                                  -----------
  MALAYSIA -- 0.9%
    Genting Berhad                        99,000        855
    Renong Berhad                        410,000        598
    Sime Darby Berhad                    290,000        749
                                                  -----------
                                                      2,202
                                                  -----------
  MEXICO -- 1.5%
    Cifra S.A. de C.V. ADR *             710,300        796
    Coca-Cola Femsa S.A. ADR              41,000        840
    Desc de C.V. SA *                     49,700        659
    Grupo Industrial Durango ADR *        68,100        502
    Telefonos De Mexico ADR               21,100        696
                                                  -----------
                                                      3,493
                                                  -----------
  NETHERLANDS -- 6.2%
    Getronics                             38,856      1,746
    Koninklijke Ahold                     85,064      3,371
    Philips Electronics                   81,200      3,198
    Randstad Holdings                     69,200      2,905

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                                                                1784 STOCK FUNDS
                                                  1784 INTERNATIONAL EQUITY FUND

-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------

 NETHERLANDS (CONTINUED)

    Wolters Kluwer                        39,035   $  3,296
                                                  -----------
                                                     14,516
                                                  -----------
  NEW ZEALAND -- 0.3%
    Carter Holt Harvey                   299,200        631
                                                  -----------
  NORWAY -- 0.4%
    Norsk Hydro                           20,200        823
                                                  -----------
  PHILIPPINES -- 0.8%
    Manila Electric, Series B            128,000        987
    Philippine Long Distance
      Telephone ADR                       14,800        829
                                                  -----------
                                                      1,816
                                                  -----------
  POLAND -- 0.4%
    Elektrim                             155,000        536
    Mostostal Export D.R. *              137,000        294
                                                  -----------
                                                        830
                                                  -----------
  PORTUGAL -- 0.4%
    Banco Comercial Portugues             35,000        459
    Jeronimo Martins                       9,200        498
                                                  -----------
                                                        957
                                                  -----------
  SINGAPORE -- 2.7%
    City Developments                    201,200      1,384
    Development Bank of Singapore        131,000      1,532
    Fraser & Neave                       120,000      1,429
    Keppel                               226,600      1,864
                                                  -----------
                                                      6,209
                                                  -----------
  SOUTH AFRICA -- 0.2%
    De Beers Consolidated Mines ADR       13,900        386
                                                  -----------
  SOUTH KOREA -- 0.6%
    Korea Fund                            69,446      1,493
                                                  -----------
  SPAIN -- 3.0%
    Empresa Nacional de Electridad
      SA                                  55,100      2,965
    Gas Natural, Series E                 22,100      3,144
    Repsol SA                             28,000        884
                                                  -----------
                                                      6,993
                                                  -----------
-------------------------------------------------------------
DESCRIPTION                               SHARES  VALUE (000)
-------------------------------------------------------------
  SWEDEN -- 2.0%
    Atlas Copco, Series A                135,100   $  2,038
    Atlas Copco, Series B                 15,000        223
    Ericsson L M, Series B                99,000      2,330
                                                  -----------
                                                      4,591
                                                  -----------
  SWITZERLAND -- 4.2%
    BBC Brown Boveri                       3,550      4,083
    Nestle SA                              1,380      1,473
    Roche Holding Genusscheine               555      4,199
                                                  -----------
                                                      9,755
                                                  -----------
  TAIWAN -- 0.7%
    Advanced Semcond Engineer GDR *       46,000        506
    Taipei Fund *                             14      1,015
                                                  -----------
                                                      1,521
                                                  -----------
  THAILAND -- 1.0%
    Bangkok Bank                          58,600        624
    Electricity Generating Public *      220,000        752
    United Communication Industry,
      Series F                            75,100        902
                                                  -----------
                                                      2,278
                                                  -----------
  TURKEY -- 0.1%
    Arcelik A.S.                       1,470,354        145
                                                  -----------
  UNITED KINGDOM --  14.2%
    BOC Group                            169,400      2,280
    British Airport Authority            244,900      1,839
    British Petroleum                    196,383      1,545
    BTR                                  295,900      1,514
    EMAP                                 203,200      1,781
    Farnell Electronic                   200,700      2,090
    Granada Group                        206,000      2,010
    Invesco                              405,000      1,642
    Morgan Crucible                      355,000      2,199
    Reckitt & Colman                     220,000      2,254
    Reuters Holdings                     177,900      1,679
    Royal Bank of Scotland               219,000      1,866
    Security Services                    105,700      1,492
    Standard Chartered                   284,574      2,639
    Williams Holdings                    304,600      1,547
    WPP Group                            906,300      2,190

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)                                       1784 INTERNATIONAL EQUITY FUND

-------------------------------------------------------------
                                      SHARES/PAR
DESCRIPTION                                (000)  VALUE (000)
-------------------------------------------------------------

 UNITED KINGDOM (CONTINUED)

    Zeneca Group                         115,400  $    2,328
                                                  -----------
                                                     32,895
                                                  -----------
  VENEZUELA -- 0.2%
    Corimon S.A. ADR *                    66,410        249
    Mavesa S.A. ADR 144a                  32,800         73
    Mavesa SA ADR                         91,765        206
                                                  -----------
                                                        528
                                                  -----------
TOTAL FOREIGN COMMON STOCKS
    (Cost $205,890)                                 216,851
                                                  -----------
PREFERRED STOCKS -- 2.5%
  BRAZIL -- 0.8%
    Banco Brandesco SA                91,784,246        793
    Brasmotor SA                       2,240,000        471
    Telecom Brasileiras SA            13,021,300        642
                                                  -----------
                                                      1,906
                                                  -----------
  GERMANY -- 1.7%
    Fielmann                              42,000      2,188
    Friedrich Grohe AG                     2,900        602
    Gea AG                                 3,710      1,181
                                                  -----------
                                                      3,971
                                                  -----------
TOTAL PREFERRED STOCKS
    (Cost $6,115)                                     5,877
                                                  -----------
CASH EQUIVALENTS -- 0.0%
  UNITED STATES -- 0.0%
    Dreyfus U.S. Government
      Securities Money Market Fund   $        45   $     45
    Lehman Brothers Institutional
      U.S. Government Money Market
      Fund                                    44         44
                                                  -----------
TOTAL CASH EQUIVALENTS
    (Cost $89)                                           89
                                                  -----------
----------------------------------------------------------
DESCRIPTION                                        VALUE
                                     PAR (000)     (000)
----------------------------------------------------------
REPURCHASE AGREEMENT -- 6.8%
    Lehman Government Securities
      5.820%, dated November 30, 1995, due
      December 1, 1995, repurchase price
      $15,902,571 (collateralized by
      various U.S. Treasury Bonds
      ranging in par value
      $79,650 - $3,661,830,
      8.125% - 9.125%,
      05/15/18 - 08/15/20;
      total market value $16,218,000)  $15,900
                                                 $ 15,900
                                                 ---------
TOTAL REPURCHASE AGREEMENT
    (Cost $15,900)                                 15,900
                                                 ---------
TOTAL INVESTMENTS -- 102.7%
    (Cost $227,994)                               238,717
                                                 ---------
TOTAL OTHER ASSETS AND LIABILITIES --  (2.7)%
                                                   (6,312 )
                                                 ---------
NET ASSETS:
Capital shares (unlimited authorization -- no
  par value), based on 21,238,162 outstanding
  shares of beneficial interest                   215,076
Accumulated Net Realized Gain on Investments
                                                    1,057
Accumulated Net Realized Gain on Foreign
  Currency Transactions                             4,178
Net Unrealized Depreciation on Forward Foreign
  Currency Contracts, Currency and
  Transactions of Other Assets and Liabilities
  in Foreign Currency                                (240 )
Net Unrealized Appreciation on Investments
                                                   10,723
Undistributed Net Investment Income                 1,611
                                                 ---------
TOTAL NET ASSETS -- 100.0%                       $232,405
                                                 ---------
                                                 ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                $  10.94
                                                 ---------
                                                 ---------

LEGEND
---------------------------------------------------------------
ADR -- AMERICAN DEPOSITORY RECEIPTS
GDR -- GLOBAL DEPOSITORY RECEIPTS
* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

AS OF NOVEMBER 30, 1995                                               1784 FUNDS
Statement of Assets and Liabilities
(Unaudited)

--------------------------------------------------------------------------------

                                                                1784
                                                            MASSACHUSETTS
                                                             TAX-EXEMPT
                                                             INCOME FUND
                                                                (000)
                                                            -------------
                                                            -------------
ASSETS
  Investments at Market Value (Cost $85,199)                     $87,287
  Receivable for Investment Securities Sold                        3,131
  Receivable for Accrued Interest                                  1,541
  Other Assets                                                     1,898
                                                            -------------
    Total Assets                                                  93,857
                                                            -------------
LIABILITIES
  Payable for Investment Securities Purchased                      3,293
  Other Liabilities                                                  382
                                                            -------------
    Total Liabilities                                              3,675
                                                            -------------
NET ASSETS
  Capital Shares (unlimited authorization -- no
   par value) based on 8,937,164 outstanding
   shares of beneficial interest                                  89,182
  Accumulated Net Realized Loss on Investments                    (1,088)
  Net Unrealized Appreciation on Investments                       2,088
                                                            -------------
TOTAL NET ASSETS                                                 $90,182
                                                            -------------
                                                            -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PRICE PER SHARE                                                  $10.09
                                                            -------------
                                                            -------------

                                                                     (CONTINUED)
THE ACCOMPANYING STATEMENTS ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1995
Statements of Operations (000)
(Unaudited)

--------------------------------------------------------------------------------

                                                                                            1784
                                         1784                                               U.S.
                                         U.S.             1784             1784          GOVERNMENT
                                       TREASURY         TAX-FREE        SHORT-TERM      MEDIUM-TERM          1784
                                     MONEY MARKET     MONEY MARKET        INCOME           INCOME           INCOME
                                     ------------     ------------     ------------     ------------     ------------
                                     ------------     ------------     ------------     ------------     ------------
INCOME:
  Dividend Income                         $   --           $   --           $   --           $   --           $   --
  Interest Income                          1,859           11,901            2,135            5,073            7,080
  Less: Foreign Taxes Withheld                --               --               --               --               --
                                          ------      ------------          ------           ------      ------------
    Total Income                           1,859           11,901            2,135            5,073            7,080
                                          ------      ------------          ------           ------      ------------
EXPENSES:
  Investment Advisory Fees                   126            1,148              161              524              740
  Waiver of Investment Advisory
   Fees                                       --             (201)             (16)             (99)            (140)
  Reimbursement of Expenses by
   Adviser                                    --               --               --              (31)             (30)
  Administrator Fees                          34              314               35               77              109
  Waiver of Administrator Fees               (34)              --              (35)              --               --
  12b-1 Fees                                  --               --               80              177              250
  Waiver of 12b-1 Fees                        --               --              (80)            (177)            (250)
  Transfer Agent Fees & Expenses              19               29               23               25               22
  Waiver of Transfer Agent Fees               --               --              (22)              --               --
  Fund Accounting Fees                        12               12               15               16               11
  Registration Fees                           12                9                4                2               27
  Trustee Fees                                 1                5               --                1                2
  Printing                                     5               46                5               17               17
  Amortization of Deferred
   Organizational Costs                        3                3                1                4                1
  Professional Fees                            5               44                5               14               19
  Custodian Fees                               5               59                6               15               18
  Other Expenses                               1               15               --                1                4
                                          ------      ------------          ------           ------      ------------
    Total Expenses, Net                      189            1,483              182              566              800
                                          ------      ------------          ------           ------      ------------
Net Investment Income                      1,670           10,418            1,953            4,507            6,280
                                          ------      ------------          ------           ------      ------------
  Net Realized Gain (Loss) on
   Investments                                --               (5)             339            1,197            4,072
  Net Realized Gain from Forward
   Foreign Currency Contracts and
   Foreign Currency Translations              --               --               --               --               --
  Net Unrealized Appreciation on
   Investments                                --               --              374            2,520              114
  Net Unrealized Appreciation on
   Forward Foreign Currency
   Contracts, Foreign Currencies
   and Translation of Other Assets
   and Liabilities in Foriegn
   Currency                                   --               --               --               --               --
                                          ------      ------------          ------           ------      ------------
Net Realized and Unrealized Gain on
 Investments and Foriegn Currency             --               (5)             713            3,717            4,186
                                          ------      ------------          ------           ------      ------------
Net Increase in Net Assets
 Resulting From Operations                $1,670           $10,413          $2,666           $8,224           $10,466
                                          ------      ------------          ------           ------      ------------
                                          ------      ------------          ------           ------      ------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                        --------

                                                                      1784 FUNDS

--------------------------------------------------------------

                                                                  1784
                                        1784         1784        RHODE         1784
                                     TAX-EXEMPT   MASSACHUSETTS   ISLAND    CONNECTICUT     1784         1784         1784
                                     MEDIUM-TERM  TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT     GROWTH       ASSET      INTERNATIONAL
                                       INCOME       INCOME       INCOME       INCOME     AND INCOME   ALLOCATION     EQUITY
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
INCOME:
  Dividend Income                       $   --       $   --       $   --       $   --       $1,993       $   62       $1,628
  Interest Income                        5,091        2,342        1,002        1,882          381          148          419
  Less: Foreign Taxes Withheld              --           --           --           --          (16)          --          (84)
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Income                         5,091        2,342        1,002        1,882        2,358          210        1,963
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
EXPENSES:
  Investment Advisory Fees                 663          313          125          239          954           38          970
  Waiver of Investment Advisory
   Fees                                   (125)         (59)         (24)         (45)          --           --         (485)
  Reimbursement of Expenses by
   Adviser                                 (53)         (38)          --           --          (14)         (19)          --
  Administrator Fees                        98           46           18           29          141            6          106
  Waiver of Administrator Fees              --           --          (18)         (29)          --           (6)          --
  12b-1 Fees                               224          106           41           81          322           13          243
  Waiver of 12b-1 Fees                    (224)        (106)         (41)         (81)        (322)         (13)        (243)
  Transfer Agent Fees & Expenses            23           22           27           27           23           22           38
  Waiver of Transfer Agent Fees             --           --          (25)         (25)          --           --           --
  Fund Accounting Fees                      12           16           15           15           12           16           22
  Registration Fees                         43            7           --            7            8           --           45
  Trustee Fees                               3            1            1            1            3           --            3
  Printing                                  15            8            3            8           21            1           17
  Amortization of Deferred
   Organizational Costs                      3            4           --            1            3            4            1
  Professional Fees                         17            7            2            8           21            1           18
  Custodian Fees                            16            9            4            8           22            1           23
  Other Expenses                             2            2           --            2            5           --            2
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Expenses, Net                    717          338          128          246        1,199           64          760
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net Investment Income                    4,374        2,004          874        1,636        1,159          146        1,203
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net Realized Gain (Loss) on
   Investments                           1,058          739           21          317       (4,482)         237          898
  Net Realized Gain from Forward
   Foreign Currency Contracts and
   Foreign Currency Translations            --           --           --           --           --           --        4,173
  Net Unrealized Appreciation on
   Investments                           2,977          918          627        1,061       31,093          779        2,504
  Net Unrealized Appreciation on
   Forward Foreign Currency
   Contracts, Foreign Currencies
   and Translation of Other Assets
   and Liabilities in Foriegn
   Currency                                 --           --           --           --           --           --           95
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net Realized and Unrealized Gain on
Investments and                          4,035        1,657          648        1,378       26,611        1,016        7,670
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net Increase in Net Assets
Resulting From Operations               $8,409       $3,661       $1,522       $3,014       $27,770      $1,162       $8,873
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------

                                                                        --------

FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1995 AND THE PERIOD ENDED MAY 31,
1995
Statements of Changes in Net Assets (000)
(Unaudited)

--------------------------------------------------------------------------------

                                                 1784                 1784
                                            U.S. TREASURY           TAX-FREE                 1784
                                             MONEY MARKET         MONEY MARKET         SHORT-TERM INCOME
                                          ------------------  ---------------------  ---------------------
                                          ------------------  ---------------------  ---------------------
                                           6/1/95    6/1/94    6/1/95      6/1/94     6/1/95    7/1/94(1)
                                             TO        TO        TO          TO         TO          TO
                                          11/30/95  5/31/95   11/30/95    5/31/95    11/30/95    5/31/95
                                          --------  --------  ---------  ----------  --------   ----------
INVESTMENT ACTIVITIES:
  Net Investment Income                   $ 1,670   $  1,322  $  10,418  $   15,403  $ 1,953     $  1,811
  Net Realized Gain (Loss) from Security
   Transactions                                --         (9)        (5)         (1)     339           28
  Net Realized Gain from Forward Foreign
   Currency Contracts and Foreign
   Currency Transactions                       --         --         --          --       --           --
  Net Unrealized Appreciation on
   Investments                                 --         --         --          --      374          826
  Net Unrealized Appreciation
   (Depreciation) on Foreign Forward
   Currency Contracts, Foreign
   Currencies and Translation of Other
   Assets and Liabilities in Foreign
   Currency                                    --         --         --          --       --           --
                                          --------  --------  ---------  ----------  --------   ----------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                1,670      1,313     10,413      15,402    2,666        2,665
                                          --------  --------  ---------  ----------  --------   ----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income                    (1,670 )   (1,322)   (10,418)    (15,403)  (1,953)      (1,811)
  Realized Capital Gains                       --         --         --          (4)      --           --
  In excess of Net Realized Gains              --         --         --          (5)      --           --
                                          --------  --------  ---------  ----------  --------   ----------
  Total Distributions                      (1,670 )   (1,322)   (10,418)    (15,412)  (1,953)      (1,811)

SHARE TRANSACTIONS:
  Proceeds from Shares Issued             115,805    103,005    468,573   1,061,511   28,378       62,624
  Reinvestment of Cash Distributions        1,551      1,028      1,501       2,007      911          701
  Cost of Shares Redeemed                 (96,369 )  (54,549)  (432,975)   (931,544)  (7,315)     (11,598)
                                          --------  --------  ---------  ----------  --------   ----------
Increase in Net Assets from Share
 Transactions                              20,987     49,484     37,099     131,974   21,974       51,727
                                          --------  --------  ---------  ----------  --------   ----------
  Total Increase in Net Assets             20,987     49,475     37,094     131,964   22,687       52,581

NET ASSETS:
  Beginning of Period                      55,068      5,593    539,412     407,448   52,581           --
                                          --------  --------  ---------  ----------  --------   ----------

NET ASSETS:
  End of Period                           $76,055   $ 55,068  $ 576,506  $  539,412  $75,268     $ 52,581
                                          --------  --------  ---------  ----------  --------   ----------
                                          --------  --------  ---------  ----------  --------   ----------

CAPITAL SHARE TRANSACTIONS:
  Shares Issued                           115,805    103,005    468,573   1,061,511    2,806        6,309
  Shares Issued in Lieu of Cash
   Distributions                            1,551      1,028      1,501       2,007       90           71
  Shares Redeemed                         (96,369 )  (54,549)  (432,975)   (931,544)    (723)      (1,170)
                                          --------  --------  ---------  ----------  --------   ----------
Net Increase in Capital Shares             20,987     49,484     37,099     131,974    2,173        5,210
                                          --------  --------  ---------  ----------  --------   ----------
                                          --------  --------  ---------  ----------  --------   ----------
Undistributed Net Investment Income            --         --         --          --       --           --
                                          --------  --------  ---------  ----------  --------   ----------
                                          --------  --------  ---------  ----------  --------   ----------


                                                 1784
                                           U.S. GOVERNMENT
                                                                      1784
                                          MEDIUM-TERM INCOME         INCOME
                                          ------------------  --------------------
                                          ------------------  --------------------
                                           6/1/95    6/1/94    6/1/95   7/1/94(1)
                                             TO        TO        TO         TO
                                          11/30/95  5/31/95   11/30/95   5/31/95
                                          --------  --------  --------  ----------
INVESTMENT ACTIVITIES:
  Net Investment Income                   $ 4,507   $  7,061  $ 6,280    $ 10,507
  Net Realized Gain (Loss) from Security
   Transactions                             1,197     (4,071)   4,072        (996)
  Net Realized Gain from Forward Foreign
   Currency Contracts and Foreign
   Currency Transactions                       --         --       --          --
  Net Unrealized Appreciation on
   Investments                              2,520      7,084      114       9,287
  Net Unrealized Appreciation
   (Depreciation) on Foreign Forward
   Currency Contracts, Foreign
   Currencies and Translation of Other
   Assets and Liabilities in Foreign
   Currency                                    --         --       --          --
                                          --------  --------  --------  ----------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                8,224     10,074   10,466      18,798
                                          --------  --------  --------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income                    (4,507 )   (7,061)  (6,280 )   (10,507)
  Realized Capital Gains                       --         --       --          --
  In excess of Net Realized Gains              --         --       --          --
                                          --------  --------  --------  ----------
  Total Distributions                      (4,507 )   (7,061)  (6,280 )   (10,507)
SHARE TRANSACTIONS:
  Proceeds from Shares Issued              29,288     67,712   20,449     203,201
  Reinvestment of Cash Distributions          800      1,160      451         502
  Cost of Shares Redeemed                  (9,041 )  (34,191) (11,098 )   (15,479)
                                          --------  --------  --------  ----------
Increase in Net Assets from Share
 Transactions                              21,047     34,681    9,802     188,224
                                          --------  --------  --------  ----------
  Total Increase in Net Assets             24,764     37,694   13,988     196,515
NET ASSETS:
  Beginning of Period                     130,081     92,387  196,515          --
                                          --------  --------  --------  ----------
NET ASSETS:
  End of Period                           $154,845  $130,081  $210,503   $196,515
                                          --------  --------  --------  ----------
                                          --------  --------  --------  ----------
CAPITAL SHARE TRANSACTIONS:
  Shares Issued                             3,035      7,316    1,936      20,419
  Shares Issued in Lieu of Cash
   Distributions                               82        126       71          51
  Shares Redeemed                            (936 )   (3,711)  (1,070 )    (1,562)
                                          --------  --------  --------  ----------
Net Increase in Capital Shares              2,181      3,731      937      18,908
                                          --------  --------  --------  ----------
                                          --------  --------  --------  ----------
Undistributed Net Investment Income            --         --       --          --
                                          --------  --------  --------  ----------
                                          --------  --------  --------  ----------

(1) THE SHORT-TERM INCOME AND INCOME FUNDS COMMENCED OPERATIONS ON JULY 1, 1994.
(2) THE CONNECTICUT TAX-EXEMPT INCOME AND RHODE ISLAND TAX-EXEMPT INCOME FUNDS COMMENCED OPERATIONS ON AUGUST 1, 1994.
(3) THE INTERNATIONAL EQUITY FUND COMMENCED OPERATIONS ON JANUARY 3, 1995. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                        --------

                                                                      1784 FUNDS

--------------------------------------------------------------

                                                 1784                1784                  1784                    1784
                                              TAX-EXEMPT      MASSACHUSETTS TAX-     RHODE ISLAND TAX-       CONNECTICUT TAX-
                                          MEDIUM-TERM INCOME     EXEMPT INCOME         EXEMPT INCOME           EXEMPT INCOME
                                          ------------------  -------------------  ---------------------   ---------------------
                                          ------------------  -------------------  ---------------------   ---------------------
                                           6/1/95    6/1/94    6/1/95     6/1/94    6/1/95    8/1/94(2)     6/1/95    8/1/94(2)
                                             TO        TO        TO         TO        TO          TO          TO          TO
                                          11/30/95  5/31/95   11/30/95   5/31/95   11/30/95    5/31/95     11/30/95    5/31/95
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
INVESTMENT ACTIVITIES:
Net Investment Income                     $ 4,374   $  5,039  $ 2,004    $  2,982  $   874     $ 1,232     $ 1,636     $ 2,212
Net Realized Gain (Loss) from Security
Transactions                                1,058        777      739      (1,525)      21        (188)        317        (271)
Net Realized Gain from Forward Foreign
Currency Contracts and Foreign Currency
Transactions                                   --         --       --          --       --          --          --          --
Net Unrealized Appreciation on
Investments                                 2,977      7,776      918       3,348      627         970       1,061       2,155
Net Unrealized Appreciation
(Depreciation) on Foreign Forward
Currency Contracts, Foreign Currencies
and Translation of Other Assets and
Liabilities in Foreign Currency                --         --       --          --       --          --          --          --
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
Net Increase (Decrease) in Net Assets
Resulting from Operations                   8,409     13,592    3,661       4,805    1,522       2,014       3,014       4,096
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income                      (4,374 )   (5,039)  (2,004)     (2,982)    (874)     (1,232)     (1,636)     (2,212)
Realized Capital Gains                         --         --       --          --       --          --          --          --
In excess of Net Realized Gains                --         --       --          --       --          --          --          --
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
Total Distributions                        (4,374 )   (5,039)  (2,004)     (2,982)    (874)     (1,232)     (1,636)     (2,212)
SHARE TRANSACTIONS:
Proceeds from Shares Issued                26,598    164,271   14,703      52,814    3,354      35,663      11,155      67,123
Reinvestment of Cash Distributions            232        327      541         677       51          12         183          83
Cost of Shares Redeemed                   (16,108 )  (33,171)  (8,777)    (22,918)  (2,078)     (3,962)     (3,965)     (7,721)
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
Increase in Net Assets from Share
Transactions                               10,722    131,427    6,467      30,573    1,327      31,713       7,373      59,485
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
Total Increase in Net Assets               14,757    139,980    8,124      32,396    1,975      32,495       8,751      61,369
NET ASSETS:
Beginning of Period                       176,345     36,365   82,058      49,662   32,495          --      61,369          --
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
NET ASSETS:
End of Period                             $191,102  $176,345  $90,182    $ 82,058  $34,470     $32,495     $70,120     $61,369
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
CAPITAL SHARE TRANSACTIONS:
Shares Issued                               2,613     17,066    1,478       5,541      332       3,612       1,083       6,749
Shares Issued in Lieu of Cash
Distributions                                  22         33       55          70        5           1          18           8
Shares Redeemed                            (1,588 )   (3,381)    (884)     (2,386)    (205)       (405)       (386)       (782)
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
Net Increase in Capital Shares              1,047     13,718      649       3,225      132       3,208         715       5,975
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
Undistributed Net Investment Income            --         --       --          --       --          --          --          --
                                          --------  --------  --------   --------  --------   ----------   --------   ----------
                                          --------  --------  --------   --------  --------   ----------   --------   ----------


                                                 1784                 1784                    1784
                                          GROWTH AND INCOME     ASSET ALLOCATION      INTERNATIONAL EQUITY
                                          ------------------  ---------------------   --------------------
                                          ------------------  ---------------------   --------------------
                                           6/1/95    6/1/94    6/1/95      6/1/94      6/1/95   1/3/95(3)
                                             TO        TO        TO          TO          TO         TO
                                          11/30/95  5/31/95   11/30/95    5/31/95     11/30/95   5/31/95
                                          --------  --------  --------   ----------   --------  ----------
INVESTMENT ACTIVITIES:
Net Investment Income                     $ 1,159   $  1,987  $   146     $    214    $ 1,203    $    819
Net Realized Gain (Loss) from Security
Transactions                               (4,482 )      (66)     237           87        898         159
Net Realized Gain from Forward Foreign
Currency Contracts and Foreign Currency
Transactions                                   --         --       --           --      4,173           5
Net Unrealized Appreciation on
Investments                                31,093     32,385      779          775      2,504       8,219
Net Unrealized Appreciation
(Depreciation) on Foreign Forward
Currency Contracts, Foreign Currencies
and Translation of Other Assets and
Liabilities in Foreign Currency                --         --       --           --         95        (335)
                                          --------  --------  --------   ----------   --------  ----------
Net Increase (Decrease) in Net Assets
Resulting from Operations                  27,770     34,306    1,162        1,076      8,873       8,867
                                          --------  --------  --------   ----------   --------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income                      (1,245 )   (1,640)    (140)        (198)      (411 )        --
Realized Capital Gains                         --     (1,553)      --           (6)        --          --
In excess of Net Realized Gains                --         --       --           --         --          --
                                          --------  --------  --------   ----------   --------  ----------
Total Distributions                        (1,245 )   (3,193)    (140)        (204)      (411 )        --
SHARE TRANSACTIONS:
Proceeds from Shares Issued                86,005    118,880    2,909        2,666     82,056     141,128
Reinvestment of Cash Distributions            350      1,935      118          174          4          --
Cost of Shares Redeemed                   (70,035 )  (44,443)    (553)      (2,018)    (6,556 )    (1,556)
                                          --------  --------  --------   ----------   --------  ----------
Increase in Net Assets from Share
Transactions                               16,320     76,370    2,474          822     75,504     139,572
                                          --------  --------  --------   ----------   --------  ----------
Total Increase in Net Assets               42,845    107,542    3,496        1,694     83,966     148,439
NET ASSETS:
Beginning of Period                       229,200    121,717    8,622        6,928    148,439          --
                                          --------  --------  --------   ----------   --------  ----------
NET ASSETS:
End of Period                             $272,045  $229,200  $12,118     $  8,622    $232,405   $148,439
                                          --------  --------  --------   ----------   --------  ----------
                                          --------  --------  --------   ----------   --------  ----------
CAPITAL SHARE TRANSACTIONS:
Shares Issued                               6,544     11,148      255          263      7,576      14,422
Shares Issued in Lieu of Cash
Distributions                                  27        186       10           18         --          --
Shares Redeemed                            (5,312 )   (4,001)     (48)        (201)      (603 )      (157)
                                          --------  --------  --------   ----------   --------  ----------
Net Increase in Capital Shares              1,259      7,333      217           80      6,973      14,265
                                          --------  --------  --------   ----------   --------  ----------
                                          --------  --------  --------   ----------   --------  ----------
Undistributed Net Investment Income       $   403   $    489  $    57     $     51    $ 1,611    $    819
                                          --------  --------  --------   ----------   --------  ----------
                                          --------  --------  --------   ----------   --------  ----------

                                                                        --------

                                                         1784 MONEY MARKET FUNDS
Financial Highlights
(Unaudited)

--------------------------------------------------------------------------------
For a Share Outstanding Throughout each Period

                                      NET                                                          NET                      RATIO
                                     ASSET                  DISTRIBUTIONS     NET                ASSETS        RATIO        OF NET
                                     VALUE        NET        FROM NET    ASSET VALUE               END      OF EXPENSES     INCOME
                                   BEGINNING   INVESTMENT   INVESTMENT       END       TOTAL    OF PERIOD   TO AVERAGE    TO AVERAGE
                                   OF PERIOD     INCOME       INCOME      OF PERIOD    RETURN     (000)     NET ASSETS    NET ASSETS
                                   ---------   ----------   ----------   -----------   ------   ---------   -----------   ----------
1784 U.S. TREASURY
MONEY MARKET
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                $1.00        0.03        (0.03)        $1.00      2.68%*   $  76,055      0.60%        5.30%
For the year ended
  May 31, 1995                       $1.00        0.05        (0.05)        $1.00      4.81%    $  55,068      0.60%        5.13%
For the period ended
  May 31, 1994(1)                    $1.00        0.03        (0.03)        $1.00      2.64%*   $   5,593      0.65%        2.91%
1784 TAX-FREE
MONEY MARKET
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                $1.00        0.02        (0.02)        $1.00      1.84%*   $ 576,506      0.51%        3.64%
For the year ended
  May 31, 1995                       $1.00        0.03        (0.03)        $1.00      3.29%    $ 539,412      0.50%        3.28%
For the period ended
  May 31, 1994(2)                    $1.00        0.02        (0.02)        $1.00      2.31%*   $ 407,448      0.27%        2.39%

                                      RATIO       RATIO OF
                                   OF EXPENSES   NET INCOME
                                   TO AVERAGE    TO AVERAGE
                                   NET ASSETS    NET ASSETS
                                   (EXCLUDING    (EXCLUDING
                                    WAIVERS)      WAIVERS)
                                   -----------   ----------
1784 U.S. TREASURY
MONEY MARKET
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                 0.71%         5.19%
For the year ended
  May 31, 1995                        0.92%         4.81%
For the period ended
  May 31, 1994(1)                     6.42%        (2.86)%
1784 TAX-FREE
MONEY MARKET
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                 0.57%         3.58%
For the year ended
  May 31, 1995                        0.61%         3.17%
For the period ended
  May 31, 1994(2)                     0.71%         1.95%

*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
** RATIOS FOR THE SIX MONTH PERIOD END NOVEMBER 30, 1995 (UNAUDITED), HAVE BEEN ANNUALIZED.
(1) THE U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE TAX-FREE MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                        --------

                                                                 1784 BOND FUNDS
Financial Highlights

(Unaudited)

--------------------------------------------------------------------------------
For a Share Outstanding Throughout each Period

                                      NET                                                                              NET
                                     ASSET                    REALIZED AND      DISTRIBUTIONS     NET                ASSETS
                                     VALUE        NET          UNREALIZED        FROM NET    ASSET VALUE               END
                                   BEGINNING   INVESTMENT   GAINS OR (LOSSES)   INVESTMENT       END       TOTAL    OF PERIOD
                                   OF PERIOD     INCOME      ON INVESTMENTS       INCOME      OF PERIOD    RETURN     (000)
                                   ---------   ----------   -----------------   ----------   -----------   ------   ---------
1784 SHORT-TERM
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**               $10.09        0.31             0.11           (0.31)       $10.20       4.20%*  $  75,268
For the period ended
  May 31, 1995(3)                   $10.00        0.56             0.09           (0.56)       $10.09       6.74%*  $  52,581
1784 U.S. GOVERNMENT
MEDIUM-TERM
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**               $ 9.57        0.31             0.24           (0.31)       $ 9.81       5.82%*  $ 154,845
For the year ended
  May 31, 1995                      $ 9.36        0.58             0.21           (0.58)       $ 9.57       8.79%   $ 130,081
For the period ended
  May 31, 1994(1)                   $10.00        0.59            (0.64)          (0.59)       $ 9.36      (0.65)%* $  92,387
1784 INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**               $10.39        0.33             0.22           (0.33)       $10.61       5.37%*  $ 210,503
For the period ended
  May 31, 1995(3)                   $10.00        0.62             0.39           (0.62)       $10.39      10.69%*  $ 196,515
1784 TAX-EXEMPT
MEDIUM-TERM
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**               $10.14        0.25             0.22           (0.25)       $10.36       4.69%*  $ 191,102
For the year ended
  May 31, 1995                      $ 9.90        0.48             0.24           (0.48)       $10.14       7.58%   $ 176,345
For the period ended
  May 31, 1994(2)                   $10.00        0.49            (0.10)          (0.49)       $ 9.90       3.93%*  $  36,365
1784 MASSACHUSETTS
TAX-EXEMPT
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**               $ 9.90        0.24             0.19           (0.24)       $10.09       4.36%*  $  90,182
For the year ended
  May 31, 1995                      $ 9.81        0.47             0.09           (0.47)       $ 9.90       6.00%   $  82,058
For the period ended
  May 31, 1994(2)                   $10.00        0.50            (0.19)          (0.50)       $ 9.81       3.04%*  $  49,662
1784 RHODE ISLAND
TAX-EXEMPT
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**               $10.13        0.26             0.19           (0.26)       $10.32       4.55%*  $  34,470
For the period ended
  May 31, 1995 (4)                  $10.00        0.45             0.13           (0.45)       $10.13       6.09%*  $  32,495
1784 CONNECTICUT
TAX-EXEMPT
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995*                $10.27        0.26             0.21           (0.26)       $10.48       4.66%*  $  70,120
For the period ended
  May 31, 1995 (4)                  $10.00        0.45             0.27           (0.45)       $10.27       7.45%*  $  61,369

                                                                 RATIO       RATIO OF
                                                   RATIO      OF EXPENSES   NET INCOME
                                      RATIO        OF NET     TO AVERAGE    TO AVERAGE
                                   OF EXPENSES     INCOME     NET ASSETS    NET ASSETS   PORTFOLIO
                                   TO AVERAGE    TO AVERAGE   (EXCLUDING    (EXCLUDING   TURNOVER
                                   NET ASSETS    NET ASSETS    WAIVERS)      WAIVERS)      RATE
                                   -----------   ----------   -----------   ----------   --------
1784 SHORT-TERM
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                 0.57%        6.07%         1.04%        5.60%       44.11%
For the period ended
  May 31, 1995(3)                     0.48%        6.31%         1.27%        5.52%       84.54%
1784 U.S. GOVERNMENT
MEDIUM-TERM
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                 0.80%        6.37%         1.23%        5.93%       74.55%
For the year ended
  May 31, 1995                        0.80%        6.24%         1.27%        5.77%      142.14%
For the period ended
  May 31, 1994(1)                     0.31%        6.08%         1.35%        5.04%      144.77%
1784 INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                 0.80%        6.28%         1.22%        5.86%       41.22%
For the period ended
  May 31, 1995(3)                     0.55%        7.01%         1.23%        6.33%       80.53%
1784 TAX-EXEMPT
MEDIUM-TERM
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                 0.80%        4.88%         1.25%        4.43%       21.02%
For the year ended
  May 31, 1995                        0.80%        5.02%         1.26%        4.56%       74.74%
For the period ended
  May 31, 1994(2)                     0.32%        5.06%         1.61%        3.77%       98.83%
1784 MASSACHUSETTS
TAX-EXEMPT
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                 0.80%        4.74%         1.28%        4.26%       28.83%
For the year ended
  May 31, 1995                        0.80%        4.93%         1.35%        4.38%       34.59%
For the period ended
  May 31, 1994(2)                     0.33%        5.10%         1.41%        4.02%       13.99%
1784 RHODE ISLAND
TAX-EXEMPT
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995**                 0.76%        5.19%         1.16%        4.79%        9.91%
For the period ended
  May 31, 1995 (4)                    0.54%        5.56%         1.60%        4.50%       57.51%
1784 CONNECTICUT
TAX-EXEMPT
INCOME
---------------------------------
---------------------------------
For the six month period ended
  November 30, 1995*                  0.76%        5.06%         1.26%        4.57%       18.28%
For the period ended
  May 31, 1995 (4)                    0.52%        5.44%         1.40%        4.56%       35.56%

*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**   RATIOS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1995 (UNAUDITED), HAVE
    BEEN ANNUALIZED.
(1) THE U.S. GOVERNMENT MEDIUM-TERM INCOME FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE TAX-EXEMPT MEDIUM-TERM INCOME AND MASSACHUSETTS TAX-EXEMPT MEDIUM TERM INCOME FUNDS COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE SHORT-TERM INCOME AND INCOME FUNDS COMMENCED OPERATIONS ON JULY 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) THE CONNECTICUT TAX-EXEMPT INCOME AND RHODE ISLAND TAX-EXEMPT INCOME FUNDS COMMENCED OPERATIONS ON AUGUST 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                        --------

                                                                1784 STOCK FUNDS
Financial Highlights

(Unaudited)

--------------------------------------------------------------------------------
For a Share Outstanding Throughout each Period

                                      NET
                                     ASSET                    REALIZED AND      DISTRIBUTIONS                       NET
                                     VALUE        NET          UNREALIZED         FROM NET      DISTRIBUTIONS   ASSET VALUE
                                   BEGINNING   INVESTMENT   GAIN OR (LOSSES)     INVESTMENT     FROM CAPITAL        END
                                   OF PERIOD     INCOME      ON INVESTMENTS        INCOME           GAINS        OF PERIOD
                                   ---------   ----------   -----------------   -------------   -------------   -----------
1784 GROWTH AND
INCOME
---------------------------------
---------------------------------
For the six month
  period ended
  November 30, 1995**               $12.16        0.01             1.38             (0.02)          (0.00)        $13.53
For the year ended
  May 31, 1995                      $10.57        0.11             1.67             (0.10)          (0.09)        $12.16
For the period ended
  May 31, 1994 (1)                  $10.00        0.12             0.56             (0.11)          (0.00)        $10.57

1784 ASSET ALLOCATION
---------------------------------
---------------------------------
For the six month
  period ended
  November 30, 1995**               $10.99        0.15             1.12             (0.16)          (0.00)        $12.10
For the year ended
  May 31, 1995                      $ 9.84        0.28             1.15             (0.27)          (0.01)        $10.99
For the period ended
  May 31, 1994 (2)                  $10.00        0.19            (0.20)            (0.15)          (0.00)        $ 9.84

1784 INTERNATIONAL EQUITY
---------------------------------
---------------------------------
For the six month
  period ended
  November 30, 1995**               $10.41        0.04             0.52             (0.03)          (0.00)        $10.94
For the period ended
  May 31, 1995 (3)                  $10.00        0.06             0.35             (0.00)          (0.00)        $10.41

                                                                                       RATIO       RATIO OF
                                                NET                      RATIO      OF EXPENSES   NET INCOME
                                              ASSETS        RATIO        OF NET     TO AVERAGE    TO AVERAGE
                                                END      OF EXPENSES     INCOME     NET ASSETS    NET ASSETS   PORTFOLIO
                                    TOTAL    OF PERIOD   TO AVERAGE    TO AVERAGE   (EXCLUDING    (EXCLUDING   TURNOVER
                                   RETURN      (000)     NET ASSETS    NET ASSETS    WAIVERS)      WAIVERS)      RATE
                                   -------   ---------   -----------   ----------   -----------   ----------   --------
1784 GROWTH AND
INCOME
---------------------------------
---------------------------------
For the six month
  period ended
  November 30, 1995**               11.82%*  $ 272,045      0.93%        0.91%         1.19%        0.65%       14.01%
For the year ended
  May 31, 1995                      17.09%   $ 229,200      0.94%        1.05%         1.23%        0.76%       38.94%
For the period ended
  May 31, 1994 (1)                   6.80%*  $ 121,717      0.35%        1.23%         1.36%        0.22%       31.55%
1784 ASSET ALLOCATION
---------------------------------
---------------------------------
For the six month
  period ended
  November 30, 1995**               11.65%*  $  12,118      1.25%        2.84%         1.97%        2.12%       21.95%
For the year ended
  May 31, 1995                      14.84%   $   8,622      1.25%        2.88%         2.51%        1.62%       67.23%
For the period ended
  May 31, 1994 (2)                  (0.15)%* $   6,928      1.25%        2.62%         3.61%        0.26%       28.19%
1784 INTERNATIONAL EQUITY
---------------------------------
---------------------------------
For the six month
  period ended
  November 30, 1995**                5.36%*  $ 232,405      0.78%        1.26%         1.54%        0.50%        7.18%
For the period ended
  May 31, 1995 (3)                   4.73%*  $ 148,439      0.89%        2.06%         1.70%        1.25%       11.03%

*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
** RATIOS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1995 (UNAUDITED), HAVE BEEN ANNUALIZED.
(1) THE GROWTH AND INCOME FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE ASSET ALLOCATION FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE INTERNATIONAL EQUITY FUND COMMENCED OPERATIONS ON JANUARY 3, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                        --------

NOVEMBER 30, 1995                                                     1784 FUNDS
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION
------------------------------------------------------------------------
------------------------------------------------------------------------

     The 1784 U.S. Treasury Money Market, 1784 Tax-Free Money Market, 1784 Institutional U.S. Treasury Money Market (the "Money Market Funds"), 1784 Short-Term Income, 1784 U.S. Government Medium-Term Income, 1784 Income, 1784 Tax-Exempt Medium-Term Income, 1784 Massachusetts Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income, 1784 Connecticut Tax-Exempt Income (the "Bond Funds"), 1784 Growth and Income, 1784 Asset Allocation and 1784 International Equity Funds (the "Stock Funds") are portfolios offered by 1784 Funds (the "Trust"), a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is presently authorized to offer shares in 13 separate portfolios (the "Funds"):

MONEY MARKET FUNDS:                                             STOCK FUNDS:
1784 U.S. Treasury Money Market Fund                            1784 Growth and Income Fund
1784 Tax-Free Money Market Fund                                 1784 Asset Allocation Fund
1784 Institutional U.S. Treasury Money Market Fund              1784 International Equity Fund

BOND FUNDS:
1784 Short-Term Income Fund
1784 U.S. Government Medium-Term Income Fund
1784 Income Fund
1784 Tax-Exempt Medium-Term Income Fund
1784 Massachusetts Tax-Exempt Income Fund
1784 Rhode Island Tax-Exempt Income Fund
1784 Connecticut Tax-Exempt Income Fund

     The financial statements of the 1784 Institutional U.S. Treasury Money Market Fund are not presented herein but are presented separately. The assets of each Fund are segregated, and a Shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------
------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of the Bond and Stock Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent bid price using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

                                                                        --------

NOVEMBER 30, 1995

(Unaudited)

Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FOREIGN CURRENCY TRANSACTIONS -- The books and records of the 1784 International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

I. market value of investments securities, assets and liabilities at the current rate of exchange; and

II. purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The 1784 International Equity Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The 1784 International Equity Fund reports certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The 1784 International Equity Fund enters into foreign currency contracts as hedges against specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains and losses on outstanding positions in forward foreign currency contracts held at the close of the year will be recognized as ordinary income for federal income tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

                                                                        --------

                                                                      1784 FUNDS

DISTRIBUTIONS TO SHAREHOLDERS -- The Money Market and Bond Funds' distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. The 1784 Growth and Income and 1784 Asset Allocation Funds declare and pay dividends on a quarterly basis. The 1784 International Equity Fund declares and pays dividends on an annual basis. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its Shareholders. Accordingly, no provision for Federal Income Taxes is required in the financial statements. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when related income is earned.

ORGANIZATION COSTS -- These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing its organizational costs, the redemption proceeds payable to the holders thereof by the Funds will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
------------------------------------------------------------------------
------------------------------------------------------------------------

     Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by The First National Bank of Boston (the "Adviser"). The Adviser is entitled to receive a fee of 0.40% of the average daily net assets of the 1784 Tax-Free Money Market and 1784 U.S. Treasury Money Market Funds, 0.50% of the average daily net assets of the 1784 Short-Term Income Fund, 0.74% of the average daily net assets of the 1784 U.S. Government Medium-Term Income, 1784 Income, 1784 Tax-Exempt Medium-Term Income, 1784 Massachusetts Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income, 1784 Connecticut Tax-Exempt Income, 1784 Growth and Income and 1784 Asset Allocation Funds. Such fees are computed daily and paid monthly. The Adviser has voluntarily agreed to waive a portion of its fee and reimburse the Trust for other expenses as necessary to assist the Funds in maintaining competitive expense ratios. The 1784 International Equity Fund has entered into separate investment advisory agreements (each an "Advisory Agreement") with The First National Bank of Boston ("Bank of Boston") and with Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson" and together with Bank of Boston the "International Advisers"). The Advisory Agreement with Bank of Boston is dated as of November 28, 1994; the Advisory Agreement with Kleinwort Benson is dated as of October 27, 1994. The International Advisers are entitled to receive an aggregate fee of 1.00% of the average daily net assets of the 1784 International Equity Fund. Such fee is computed daily and paid

                                                                     (CONTINUED)

                                                                        --------

NOVEMBER 30, 1995

(Unaudited)

monthly. The International Advisers have voluntarily agreed to waive a portion of their fee and reimburse the Trust for other expenses as necessary to assist the 1784 International Equity Fund in maintaining a competitive expense ratio.

     The Trust and The First National Bank of Boston (the "Custodian") are parties to a custodial agreement dated June 1, 1993 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.0100% for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.0050% for the average daily net assets over $200 million. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

     Under a separate agreement, The First National Bank of Boston also provides certain accounting services for the Trust and is entitled to receive an annual fee of $30,000 per Fund for the Money Market Funds, the Bond Funds and for the 1784 Growth and Income and 1784 Asset Allocation Funds and $50,000 for the International Equity Fund.

4. ADMINISTRATIVE, DISTRIBUTION AND TRANSFER AGENT SERVICES
------------------------------------------------------------------------
------------------------------------------------------------------------

     Pursuant to an administrative agreement dated June 7, 1993, SEI Financial Management Corporation (SEI) acts as the Trust's Administrator. Under the terms of such agreement SEI is entitled to receive an annual fee of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Such fee is computed daily and paid monthly. The Administrator has agreed to waive a portion of its fee in the 1784 U.S. Treasury Money Market, 1784 Short-Term Income, 1784 Rhode Island Tax-Exempt Income, 1784 Connecticut Tax-Exempt Income and 1784 Asset Allocation Funds in order to help those funds maintain a competitive expense ratio.

     Effective for the period June 1, 1995 to November 17, 1995, SEI Financial Management Corporation acted as the Transfer Agent of the Trust. Pursuant to an agreement dated November 17, 1995, State Street Bank and Trust Company acts as the Transfer Agent of the Trust. As such, State Street Bank and Trust Company provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Trust.

     SEI Financial Services Company (SFS), a wholly owned subsidiary of SEI, became the Trust's Distributor pursuant to a distribution agreement dated June 1, 1993. The Distributor is entitled to receive a fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each series of the Bond and Stock Funds. The Distributor has agreed to waive the 12b-1 fee until at least October 1, 1996.

     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

                                                                        --------

                                                                      1784 FUNDS

     The Funds have paid legal fees to a law firm with which the Secretary of the Trust is associated.

5. INVESTMENT TRANSACTIONS
------------------------------------------------------------------------
------------------------------------------------------------------------

     The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended November 30, 1995, are as presented below for all the Funds. On November 30, 1995, the total cost of securities and the net realized gains or losses in securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes.
--------------------------------------------------------------------------------

FUND INVESTMENT TRANSACTIONS (000):

                                                                 PURCHASES                       SALES
                                                        ----------------------------  ----------------------------
                                                        ----------------------------  ----------------------------
FOR THE PERIOD ENDED                                     U.S. GOVERNMENT               U.S. GOVERNMENT
NOVEMBER 30, 1995                                          SECURITIES        OTHER       SECURITIES        OTHER
                                                        -----------------  ---------  -----------------  ---------
                                                        -----------------  ---------  -----------------  ---------
1784 Short-Term Income Fund                                 $   8,137      $  41,548      $   3,607      $  20,878
1784 U.S. Government Medium-Term Income Fund                   56,021         52,937         54,344         42,608
1784 Income Fund                                               27,707         47,135         14,692         65,597
1784 Tax-Exempt Medium-Term Income Fund                            --         45,452             --         35,928
1784 Massachusetts Tax-Exempt Income Fund                          --         29,429             --         23,123
1784 Rhode Island Tax-Exempt Income Fund                           --          4,029             --          2,883
1784 Connecticut Tax-Exempt Income Fund                            --         14,014             --         11,026
1784 Growth and Income Fund                                        --         46,905             --         34,267
1784 Asset Allocation Fund                                         --          5,104             --          2,032
1784 International Equity Fund                                     --         94,914             --         12,879

                                                                     (CONTINUED)

                                                                        --------

NOVEMBER 30, 1995

(Unaudited)

     The aggregate gross unrealized gain or loss on securities at November 30, 1995 for the Funds is as follows:

                                                                           AGGREGATE      AGGREGATE
                                                                             GROSS          GROSS           NET
                                                                          UNREALIZED     UNREALIZED     UNREALIZED
                                                                             GAINS         LOSSES          GAINS
                                                                         -------------  -------------  -------------
                                                                         -------------  -------------  -------------
1784 Short-Term Income Fund                                                $   1,231      $     (31)     $   1,200
1784 U.S. Government Medium-Term Income Fund                                   5,023           (131)         4,892
1784 Income Fund                                                               9,423            (22)         9,401
1784 Tax-Exempt Medium-Term Income Fund                                       10,009            (26)         9,983
1784 Massachusetts Tax-Exempt Income Fund                                      2,255           (167)         2,088
1784 Rhode Island Tax-Exempt Income Fund                                       1,597             --          1,597
1784 Connecticut Tax-Exempt Income Fund                                        3,216             --          3,216
1784 Growth and Income Fund                                                   74,686         (6,771)        67,915
1784 Asset Allocation Fund                                                     1,435            (37)         1,398
1784 International Equity Fund                                                17,571         (6,848)        10,723

6. FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------
------------------------------------------------------------------------

     The 1784 International Equity Fund entered into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which protect the value of the Fund's investment securities against decline in value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

                                                                        --------

                                                                      1784 FUNDS

     The following forward foreign currency contracts were outstanding at November 30, 1995:
--------------------------------------------------------------------------------

1784 INTERNATIONAL EQUITY FUND

FOREIGN CURRENCY SALES:

                      CONTRACT TO            IN EXCHANGE      UNREALIZED
 MATURITY           DELIVER/RECEIVE              FOR        (DEPRECIATION)
   DATE                  (000)                  (000)            (000)
-----------  ------------------------------  -----------  -------------------
-----------  ------------------------------  -----------  -------------------
  12/21/95         JPY            1,530,000   $  14,955        $    (111)
  12/21/95          ECU              11,000      13,910             (115)
                                             -----------           -----
                                              $  28,865        $    (226)
                                             -----------           -----
                                             -----------           -----

--------------------------------------------------------------------------------
CURRENCY LEGEND
JPY   JAPANESE YEN
ECU  EUROPEAN CURRENCY UNIT

7. CONCENTRATION OF CREDIT RISK
------------------------------------------------------------------------
------------------------------------------------------------------------

     The 1784 Tax-Free Money Market, 1784 Tax-Exempt Medium-Term Income, 1784 Massachusetts Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income and 1784 Connecticut Tax-Exempt Income Funds invest in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The 1784 Massachusetts Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income and 1784 Connecticut Tax-Exempt Income Funds invest primarily in obligations located in Massachusetts, Rhode Island and Connecticut, respectively.

     The 1784 Tax-Free Money Market, 1784 Tax-Exempt Medium-Term Income, 1784 Massachusetts Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income and 1784 Connecticut Tax-Exempt Income Funds

                                                                     (CONTINUED)

                                                                        --------

NOVEMBER 30, 1995

(Unaudited)

invest in securities which include revenue bonds, tax-exempt commercial paper, tax and revenue anticipation notes and general obligation bonds. At November 30, 1995, the percentage of portfolio investments by each revenue source was as follows:
--------------------------------------------------------------------------------

                                       1784            1784                1784                1784               1784
                                     TAX-FREE       TAX-EXEMPT         MASSACHUSETTS       RHODE ISLAND        CONNECTICUT
                                       MONEY        MEDIUM-TERM         TAX-EXEMPT          TAX-EXEMPT         TAX-EXEMPT
                                      MARKET          INCOME              INCOME              INCOME             INCOME
                                       FUND            FUND                FUND                FUND               FUND
                                    -----------  -----------------  -------------------  -----------------  -----------------
                                    -----------  -----------------  -------------------  -----------------  -----------------
General Obligation Bonds                   12%             34%                 34%                 19%                10%
Revenue Bonds:
  Education Bonds                           1%              5%                  5%                 15%                 1%
  Health Care Bonds                         --              7%                 11%                  7%                17%
  Housing Bonds                             1%              8%                 12%                 16%                15%
  Industrial Development Bonds              2%              8%                  --                 14%                 5%
  Transportation Bonds                      1%              4%                 12%                  4%                 9%
  Other Revenue Bonds                      15%             10%                  7%                  8%                 9%
  Utility Bonds                             --              8%                  2%                  3%                11%
  Water and Sewer Bonds                     --              --                 14%                  --                 --
Alternative Minimum Tax Bonds               4%             12%                  1%                  9%                10%
Variable Rate Notes                        50%              --                  --                  --                 --
Tax-Exempt Commercial Paper                 4%              --                  --                  --                 --
Cash Equivalents                           10%              4%                  2%                  5%                13%
                                    -----------  -----------------  -------------------  -----------------  -----------------
Total                                     100%             100%                100%                100%               100%

--------------------------------------------------------------------------------

     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligations. Although bond insurance reduces the risk of loss due to default by the issuer, there in no assurance that the insurance company will meet its obligations. Also, some of the

                                                                        --------

                                                                      1784 FUNDS

securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At November 30, 1995, the percentage of securities with credit enhancement are as follows:
--------------------------------------------------------------------------------

                                                                                              LETTERS OF
                                                                                                CREDIT     BOND INSURANCE
                                                                                              -----------  ---------------
                                                                                              -----------  ---------------
1784 Tax-Free Money Market Fund                                                                     16.3%          22.4%
1784 Tax-Exempt Medium-Term Income Fund                                                               --           28.6%
1784 Massachusetts Tax-Exempt Income Fund                                                             --           23.3%
1784 Rhode Island Tax-Exempt Income Fund                                                              --           71.2%
1784 Connecticut Tax-Exempt Income Fund                                                              2.2%          34.5%

--------------------------------------------------------------------------------

     The ratings of long-term debt holdings as a percentage of total value of investments at November 30, 1995 is as follows:
--------------------------------------------------------------------------------

                                                                   1784              1784             1784             1784
STANDARD &           1784            1784                       TAX-EXEMPT           MASS.            R.I.             CONN.
POOR'S            SHORT-TERM      U.S. GOV'T       1784         MEDIUM-TERM       TAX-EXEMPT       TAX-EXEMPT       TAX-EXEMPT
RATINGS             INCOME          INCOME        INCOME          INCOME            INCOME           INCOME           INCOME
(UNAUDITED)          FUND            FUND          FUND            FUND              FUND             FUND             FUND
                ---------------  -------------  -----------  -----------------  ---------------  ---------------  ---------------
                ---------------  -------------  -----------  -----------------  ---------------  ---------------  ---------------
AAA                      37%             87%           51%             40%               36%              53%              55%
AA+                       --              --            --              2%                --              11%               1%
AA                        2%              --            5%             16%                1%               9%               6%
AA-                       3%              --            7%              4%                2%               3%              11%
A+                       10%              --           10%              2%               31%               --               3%
A                        20%              --            8%              9%               19%               7%               8%
A-                        9%              --            7%             10%                1%               --               1%
BBB+                      --              --            --              7%                4%               --               --
BBB                       6%              --            4%              3%                2%               3%               1%
B                         --              1%            --              --                --               --               --
Not Rated                13%             12%            8%              7%                4%              14%              14%
                ---------------  -------------  -----------  -----------------  ---------------  ---------------  ---------------
                         100%            100%         100%             100%              100%             100%             100%

--------------------------------------------------------------------------------

8. LINE OF CREDIT
------------------------------------------------------------------------
------------------------------------------------------------------------

     The Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the borrowing Fund, which may not exceed 10% of the Fund's total assets for the Money

                                                                     (CONTINUED)

                                                                        --------

NOVEMBER 30, 1995

(Unaudited)

Market Funds, 1784 U.S. Government Income, 1784 Tax-Exempt Medium-Term Income, 1784 Massachusetts Tax-Exempt Income, 1784 Growth and Income and 1784 Asset Allocation Funds and 15% of the Fund's total assets for the 1784 Short-Term Income, 1784 Income, 1784 Rhode Island Tax-Exempt Income, 1784 Connecticut Tax-Exempt Income and 1784 International Equity Funds. No borrowings were outstanding for the period ended November 30, 1995.

9. SHAREHOLDER VOTING RESULTS
------------------------------------------------------------------------
------------------------------------------------------------------------

     On Friday, October 27, 1995, a special meeting of the 1784 International Equity Fund was held in Boston, Massachusetts. The shareholders were asked to vote on and approve two proposals relating to the 1784 International Equity Fund. Each Proposal and the result of the shareholder meeting are set forth below:

    I. Proposal to consider and vote upon approval of a new Investment Advisory Agreement between Kleinwort Benson Investment Management Americas Inc. and the 1784 Funds, on behalf of the 1784 International Equity Fund.

For        17,698,605
Against             0
Abstain           330

    II. Proposal to consider and vote on ratification of the selection of Coopers & Lybrand L.L.P., as the independent certified public accountants of the 1784 International Equity Fund for the year ended May 31, 1996.

For        17,698,605
Against             0
Abstain           330

     There were no broker non-votes submitted and no other proposals voted on at such meeting.

10. ORANGE COUNTY
------------------------------------------------------------------------
------------------------------------------------------------------------

     On July 19, 1995, the Orange County, California Notes held by the 1784 Tax-Free Money Market Funds, which originally provided for an interest rate of 4.50% payable at maturity on July 19, 1995, were modified to provide for an effective interest rate of 5.45%, a portion of which shall be paid monthly in cash and the remainder of which shall accrue until maturity, and a maturity date of June 30, 1996. In addition, the Adviser agreed that, if necessary to prevent the deviation of the 1784 Tax-Free Money Fund's per share net asset value calculation from the amortized cost price per share from exceeding 0.5%, it will purchase (or cause an affiliate to purchase) all or a portion of the Notes at a price equal to the amortized cost of the Notes, including all accrued and unpaid interest other than penalty interest.

                                                                        --------

BOARD OF TRUSTEES

David H. Carter
Tarrant Cutler
Kenneth A. Froot
Kathryn Flacke Muncil
Robert A. Nesher

INVESTMENT ADVISER

The First National Bank of Boston
Boston, MA 02110

CO-ADVISER FOR
1784 INTERNATIONAL EQUITY FUND

Kleinwort Benson Investment
Management Americas Inc.
New York, NY 10166

ADMINISTRATOR

SEI Financial Management Corporation
Wayne, PA 19087

DISTRIBUTOR

SEI Financial Services Company
Wayne, PA 19087

LEGAL COUNSEL

Bingham, Dana & Gould
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
Boston, MA 02109

CUSTODIAN

The First National Bank of Boston
Boston, MA 02110


1784 FUNDS
SEMI-ANNUAL REPORT

NOVEMBER 30, 1995

MONEY MARKET FUNDS

1784 U.S. Treasury Money Market Fund
1784 Tax-Free Money Market Fund

BOND FUNDS

1784 Short-Term Income Fund
1784 U.S. Government Medium-Term Income Fund
1784 Income Fund
1784 Tax-Exempt Medium-Term Income Fund
1784 Massachusetts Tax-Exempt Income Fund
1784 Rhode Island Tax-Exempt Income Fund
1784 Connecticut Tax-Exempt Income Fund

STOCK FUNDS

1784 Growth and Income Fund
1784 Asset Allocation Fund
1784 International Equity Fund


FOR MORE INFORMATION, INCLUDING A PROSPECTUS,
CALL 1-800-252-1784.



                [LOGO]
      SOUND CHOICES. STRAIGHT TALK.
     INVESTMENT MANAGEMENT STRENGTH.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS NAMED ABOVE. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN A FUND UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS.

                                                                   BKB-F-017-02

                                    1784 FUNDS


                                1784 INSTITUTIONAL
                                   U.S. TREASURY
                                   MONEY MARKET
                                       FUND






                                      [LOGO]





                                SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS





                              -----------------------
                                 NOVEMBER 30, 1995
                              -----------------------

FUND OBJECTIVE

1784 INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND To preserve principal
value and maintain a high degree of liquidity while providing current income.















TABLE OF CONTENTS
----------------------------------------
Letter to Shareholders                 1
Investment Adviser's Report          2-3
Financial Statements                4-11





                  [LOGO]
       SOUND CHOICES. STRAIGHT TALK.
      INVESTMENT MANAGEMENT STRENGTH.



THE 1784 FUNDS:

- are not insured by the FDIC or any other governmental agency;

- are not guaranteed by The First National Bank of Boston or any of its affiliates;

- are not deposits or other obligations of The First National Bank of Boston or any of its affiliates;

- involve investment risks, including possible loss of the principal amount invested.

The First National Bank of Boston serves as investment adviser, custodian and fund accountant for the 1784 Funds. The 1784 Funds are distributed by SEI Financial Services Company, a party independent of The First National Bank of Boston or any of its affiliates.

NOVEMBER 30, 1995            1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

LETTER TO SHAREHOLDERS

[PHOTO OF ALLEN W. CROESSMANN, MANAGING DIRECTOR AND ROBERT NESHER, PRESIDENT]

     We are pleased to provide you with this semi-annual report on the 1784 Institutional U.S. Treasury Money Market Fund. During the past six months, the Fund has performed well against a backdrop of generally declining interest rates, begun when the Federal Reserve reduced the Federal Funds Rate in July 1995.

     For the twelve months ended November 30, 1995, the Fund had a total return of 5.68% compared with 5.62% for the Donoghue Government-Only average*. The seven-day yield as of November 30, 1995 was 5.54%. In addition, Standard & Poor's reaffirmed the Fund's "AAAm" rating in November. Through November 30, 1995, the Fund has grown to $535.8 million in assets.

     Attaining comparable returns in the year ahead is likely to be difficult, given that the Federal Reserve may act to stimulate the economy by lowering interest rates still further. Should economic growth continue to slow, we expect at least two and perhaps even three rate reductions in the next 12 months.

     We thank you for selecting the 1784 Funds and welcome your questions or comments. Please feel free to call 1-800-252-1784 between 8:30 a.m. and 8 p.m. Monday through Friday. As always, you can call for automated account information 24 hours a day, 7 days a week.

Sincerely,

   [SIG]                                 [SIG]
Robert Nesher                       Allen W. Croessmann
President                           Managing Director, Investment Services
1784 Funds                          The First National Bank of Boston


*The returns indicated for the period would have been lower if certain fees had not been waived by the investment adviser.

NOVEMBER 30, 1995

INVESTMENT ADVISER'S REPORT

[PHOTO]                       Two words may provide the key to understanding
                        both the economy and the financial markets during the
                        past six months: "sof landing." The Federal Reserve
                        Board managed to avoid a recession while slowing an
                        economy that 12 months ago, was growing at an
                        unsustainable rate and generating clear inflationary
EDWARD G. RILEY, JR.    signals.
CHIEF INVESTMENT OFFICER

     To temper the pace of growth, the Federal Reserve Board began raising interest rates in February 1994, a process that culminated in February 1995. As it became apparent that this strategy might be too effective and drive the economy into a recession, the Federal Reserve eased interest rates in July 1995, dropping the Federal Funds rate by .25% to 5.75%.

     Most business cycle indicators show that the economy has slowed substantially, despite third quarter economic growth of 4.2%. With the pace of growth slowing, it is unclear how long the economy can avoid a recession -- and the financial markets a significant correction. Very heavy consumer debt, slowing employment growth, and the maturity of this five-year recovery, raise questions about 1996. The Federal Reserve may well need to adjust rates downward two or three more times in the next 12 months.

     These adjustments are a delicate balancing act. There is still ample evidence that inflation is subdued; however, the bond market has become increasingly sensitive to signs of inflation. Ordinarily, we would expect upward pressure on wages, particularly since the unemployment rate is just 5.5%. In fact, wage increases and slower productivity improvement -- both of which we forecast for 1996 -- push costs up late in an economic cycle. The result: either costs rise (inflation) or profits decline. In short, economic and financial market conditions could be less favorable in the coming year.


                                    [GRAPH]

     The 1784 Institutional U.S. Treasury Money Market Fund demonstrated good relative performance during the period. For the year ended November 30, 1995, the Fund had a total return of 5.68% compared with 5.62% for the Donoghue Government-Only

                              1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

average. The seven day yield as of November 30 was 5.54%. The
Fund invests primarily in U.S. Treasury Bills and Notes, U.S. Government Agency Securities and repurchase agreements backed by U.S. Treasury securities in an amount equal to 102% of the value of the repurchase agreements. In the coming months, we will seek to reduce our investments in repurchase agreements and to lock-in yields with longer term-to-maturity securities.

     We are also managing the Fund with the goal of maintaining its "AAAm" rating, which was reaffirmed by Standard & Poor's in November. The rating is based on an analysis of the Fund's credit quality, market price exposure and management. The rating signifies that in the opinion of Standard & Poor's, the Fund offers excellent safety of investment principal and superior capacity to maintain a $1.00 per share value at all times. Please keep in mind that past performance is no guarantee of future results, that an investment in a money market fund is neither insured nor guaranteed by the U.S. Government, and that there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund attempts to maintain these characteristics through conservative investment practices and strict internal controls. The Fund is reviewed on a weekly basis by Standard & Poor's.

/s/ Edward G. Riley, Jr.


Edward G. Riley, Jr.
Chief Investment Officer
The First National Bank of Boston

NOVEMBER 30, 1995

Statement of Net Assets
(Unaudited)

-----------------------------------------------------
                                             VALUE
DESCRIPTION                    PAR (000)     (000)
-----------------------------------------------------
U.S. Treasury Obligations -- 35.9%
  U.S. Treasury Bills
     5.423%+ 12/07/95          $   9,000    $   8,992
     5.603%+ 12/21/95             92,000       91,717
     5.498%+ 01/04/96             15,000       14,925
     6.254%+ 03/07/96             10,000        9,841
     6.110%+ 05/02/96             18,000       17,582
     5.663%+ 05/30/96             22,600       21,975
     5.717%+ 07/25/96              9,000        8,680
     5.605%+ 08/22/96              5,000        4,804
     5.602%+ 10/17/96              5,000        4,763
  U.S. Treasury Note
     4.375%, 08/15/96              9,000        8,910
                                           ----------
Total U.S. Treasury Obligations
   (Cost $192,189)                            192,189
                                           ----------
U.S. Government Agency Obligations --
  21.1%
  Federal Farm Credit Bank
    Discount Note
     5.702%+ 12/05/95              9,000        8,994
     5.687%+ 12/06/95              5,000        4,996
     5.534%+ 12/07/95             18,500       18,483
  Federal Home Loan Bank
    Discount Note
     5.801%+ 12/01/95             15,000       15,000
     5.622%+ 12/04/95             20,000       19,992
     5.646%+ 12/06/95             13,000       12,990
  Federal Home Loan Mortgage
    Corporation Discount
    Note
     5.693%+ 12/05/95              9,000        8,994
  Student Loan Marketing
    Association
     5.630%, 07/19/96(A)           5,000        5,000
     5.870%, 11/01/96(A)           5,000        5,011
     5.650%, 11/24/97(A)          10,000       10,002
     5.810%, 01/21/98(A)           3,000        3,011
     5.690%+ 02/22/99(A)             500          499
                                           ----------
Total U.S. Government Agency Obligations
   (Cost $112,972)                            112,972
                                           ----------

-----------------------------------------------------
                                             VALUE
DESCRIPTION                    PAR (000)     (000)
-----------------------------------------------------
Cash Equivalents -- 5.2%
  Dreyfus U.S. Treasury Cash
     Management Money Market
     Fund                      $  12,779    $  12,779
  Lehman Brothers
     Institutional U.S.
     Treasury Instrument
     Money Market Fund            15,000       15,000
                                           ----------
Total Cash Equivalents
   (Cost $27,779)                              27,779
                                           ----------
Repurchase Agreements -- 38.2%
  Lehman Brothers 5.820%,
     dated 11/30/95, matures
     12/1/95, repurchase
     price $95,015,358
     (collateralized by
     various U.S. Treasury
     Bonds ranging in par
     value
     $451,350-$20,750,370,
     8.125%-9.125%,
     5/15/18-8/15/20; total
     market value
     $96,900,000)                 95,000       95,000
  Sanwa Bank 5.875%, dated
     11/30/95, matures
     12/1/95, repurchase
     price $110,017,951
     (collateralized by
     various U.S. Treasury
     Bills ranging in par
     value
    $17,718,580-$34,661,440,
     9/19/96-11/16/96; U.S.
     Treasury Notes ranging
     in par value
    $28,386,020-$33,220,940,
     8.625%-8.875%,
     8/15/98-11/30/00; total
     market value
     $112,200,000)               110,000      110,000
                                           ----------
Total Repurchase Agreements
   (Cost $205,000)                            205,000
                                           ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

                              1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

-----------------------------------------------------
                                             VALUE
DESCRIPTION                                  (000)
-----------------------------------------------------
Total Investments -- 100.4%
  (100.4% of Net Assets)
   (Cost $537,940)                          $ 537,940
                                           ----------
Total Other Assets and Liabilities,
  Net -- (0.4)%                                (2,131)
                                           ----------
Net Assets:
Capital Shares (unlimited authorization -
  no par value) based on 535,727,450
  outstanding shares of beneficial
  interest                                    535,727
Accumulated Net Realized Gain on
  Investments                                      82
                                           ----------
Total Net Assets -- 100.0%                  $ 535,809
                                           ----------
                                           ----------
Net Asset Value, Offering Price and
  Redemption Price Per Share                    $1.00
                                           ----------
                                           ----------

(A)VARIABLE RATE SECURITY - THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1995.
  + EFFECTIVE YIELD

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1995

Statement of Operations (000)
(Unaudited)
--------------------------------------------------------------------------------

                                                                            1784 INSTITUTIONAL
                                                                               U.S. TREASURY
                                                                               MONEY MARKET
                                                                            -------------------
                                                                            -------------------

INTEREST INCOME:                                                                 $  12,994
                                                                                  --------

EXPENSES:
  Investment Advisory Fees                                                             443
  Waiver of Investment Advisory Fees                                                  (177)
  Administrator Fees                                                                   242
  Reimbursement of Expenses by Adviser                                                  (6)
  Registration Fees                                                                     27
  Transfer Agent Fees & Expenses                                                        44
  Professional Fees                                                                     28
  Fund Accounting Fees                                                                  12
  Printing                                                                              17
  Custodian Fees                                                                        39
  Amortization of Deferred Organizational Costs                                          3
  Trustee Fees                                                                           4
  Other Expenses                                                                        12
                                                                                  --------
    Total Expenses, Net                                                                688
                                                                                  --------
Net Investment Income                                                               12,306
                                                                                  --------
Net Realized Gain on Investments                                                        97
                                                                                  --------
Net Increase in Net Assets Resulting from Operations                             $  12,403
                                                                                  --------
                                                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1995 AND FOR      1784 INSTITUTIONAL
U.S. TREASURY MONEY MARKET FUND
THE YEAR ENDED MAY 31, 1995

Statements of Changes in Net Assets (000)
(Unaudited)
--------------------------------------------------------------------------------

                                                                         1784 INSTITUTIONAL
                                                                           U.S. TREASURY
                                                                            MONEY MARKET
                                                                      ------------------------
                                                                      ------------------------
                                                                        6/1/95       6/1/94
                                                                          TO           TO
                                                                       11/30/95      5/31/95
                                                                      -----------  -----------
INVESTMENT ACTIVITIES:
  Net Investment Income                                               $    12,306  $    13,209
  Net Realized Gain on Investments Sold                                        97            4
                                                                      -----------  -----------
  Net Increase in Net Assets Resulting from Operations                     12,403       13,213
                                                                      -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income                                                   (12,306)     (13,209)
  Realized Capital Gains                                                        0            0
                                                                      -----------  -----------
  Total Distributions                                                     (12,306)     (13,209)

SHARE TRANSACTIONS:
  Proceeds from Shares Issued                                           2,303,149    3,035,609
  Reinvestment Cost of Cash Distributions                                   4,814        5,500
  Shares Redeemed                                                      (2,167,836)  (2,827,096)
                                                                      -----------  -----------
Increase in Net Assets from Share Transactions                            140,127      214,013
                                                                      -----------  -----------
  Total Increase in Net Assets                                            140,224      214,017

NET ASSETS:
  Beginning of Period                                                     395,585      181,568
                                                                      -----------  -----------

NET ASSETS:
  End of Period                                                       $   535,809  $   395,585
                                                                      -----------  -----------
                                                                      -----------  -----------

CAPITAL SHARE TRANSACTIONS:
  Shares Issued                                                         2,303,149    3,035,609
  Shares Issued in Lieu of Cash Distributions                               4,814        5,500
  Shares Redeemed                                                      (2,167,836)  (2,827,096)
                                                                      -----------  -----------
Net Increase in Capital Shares Transactions                               140,127      214,013
                                                                      -----------  -----------
                                                                      -----------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

Financial Highlights
(Unaudited)
--------------------------------------------------------------------------------
For a Share Outstanding Throughout each Period

                                        NET                                                                        NET
                                       ASSET                      DISTRIBUTIONS        NET                       ASSETS
                                       VALUE           NET          FROM NET       ASSET VALUE                     END
                                     BEGINNING     INVESTMENT      INVESTMENT          END          TOTAL       OF PERIOD
                                     OF PERIOD       INCOME          INCOME         OF PERIOD       RETURN        (000)
                                   -------------  -------------  ---------------  -------------     ------     -----------
1784 INSTITUTIONAL
U.S. TREASURY
MONEY MARKET
---------------------------------
---------------------------------
For the six month period ended
 November 30, 1995**                 $    1.00           0.03           (0.03)      $    1.00          2.81%*   $ 535,809
For the year ended
 May 31, 1995                        $    1.00           0.05           (0.05)      $    1.00          5.05%    $ 395,585
For the period ended May 31,
 1994(1)                             $    1.00           0.03           (0.03)      $    1.00          2.99%*   $ 181,568

                                                                       RATIO          RATIO OF
                                                       RATIO        OF EXPENSES      NET INCOME
                                       RATIO           OF NET        TO AVERAGE      TO AVERAGE
                                    OF EXPENSES        INCOME        NET ASSETS      NET ASSETS
                                     TO AVERAGE      TO AVERAGE      (EXCLUDING      (EXCLUDING
                                     NET ASSETS      NET ASSETS       WAIVERS)        WAIVERS)
                                   --------------  --------------  --------------  --------------
1784 INSTITUTIONAL
U.S. TREASURY
MONEY MARKET
---------------------------------
---------------------------------
For the six month period ended
 November 30, 1995**                      0.31%           5.55%           0.39%           5.47%
For the year ended
 May 31, 1995                             0.30%           5.12%           0.41%           5.01%
For the period ended May 31,
 1994(1)                                  0.22%           3.16%           0.55%           2.83%

 * RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
** RATIOS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1995 (UNAUDITED) HAVE BEEN ANNUALIZED.
(1)THE 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                        --------

NOVEMBER 30, 1995             1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
Notes to Financial Statements
(Unaudited)

1. Organization
------------------------------------------------------------------------
------------------------------------------------------------------------

     The 1784 Institutional U.S. Treasury Money Market Fund is a portfolio of the 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is presently authorized to offer shares in 13 separate portfolios (the "Funds"):

MONEY MARKET FUNDS:                                             STOCK FUNDS:
1784 U.S. Treasury Money Market Fund                            1784 Growth and Income Fund
1784 Tax-Free Money Market Fund                                 1784 Asset Allocation Fund
1784 Institutional U.S. Treasury Money Market Fund              1784 International Equity Fund

BOND FUNDS:
1784 Short-Term Income Fund
1784 U.S. Government Medium-Term Income Fund
1784 Income Fund
1784 Tax-Exempt Medium-Term Income Fund
1784 Massachusetts Tax-Exempt Income Fund
1784 Rhode Island Tax-Exempt Income Fund
1784 Connecticut Tax-Exempt Income Fund

     The financial statements of the 1784 Institutional U.S. Treasury Money Market Fund are included herein. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies
------------------------------------------------------------------------
------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the 1784 Institutional U.S. Treasury Money Market Fund (the "Fund").

SECURITY VALUATION -- Investment securities of the Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser are intended to ensure that the market value of the collateral,

                                                                        --------
including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

ORGANIZATION COSTS -- These costs have been deferred by the Fund and are being amortized on a straight-line basis over a period of sixty months commencing with operations. If any or all of the shares representing initial capital of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

3. Investment Advisory, Custodial and Accounting Services
------------------------------------------------------------------------
------------------------------------------------------------------------

     Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by The First National Bank of Boston (the "Adviser"). The Adviser is entitled to receive a fee of 0.20% of the average daily net assets of the Institutional U.S. Treasury Money Market Fund. Such fee is computed daily and paid monthly.

     The Trust and The First National Bank of Boston (the "Custodian") are parties to a custodial agreement dated June 1, 1993, under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.0100% for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.0050% for the average daily net assets over $200 million. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

     Under a separate agreement, The First National Bank of Boston also provides certain accounting services for the Trust and is entitled to receive a fee for these services of $30,000 per Fund per year.

     The First National Bank of Boston voluntarily waives a portion of its advisory fees. In addition, The First National Bank of Boston reimburses certain other expenses incurred by the Funds in order to help the Funds maintain a competitive expense ratio.

                                                                        --------

NOVEMBER 30, 1995             1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
Notes to Financial Statements

4. Administrative, Transfer Agent and Distribution Services
------------------------------------------------------------------------
------------------------------------------------------------------------

     Pursuant to an administrative agreement dated June 7, 1993, SEI Financial Management Corporation ("SEI") acts as the Trust's Administrator. Under the terms of such agreement, SEI is entitled to receive an annual fee of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Such fee is computed daily and paid monthly.

     Effective for the period June 1, 1995 to November 17, 1995, SEI Financial Management Corporation acted as the Transfer Agent of the Trust. Pursuant to an agreement dated November 17, 1995, State Street Bank and Trust Company acts as the Transfer Agent of the Trust. As such, State Street Bank and Trust Company provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Trust.

     SEI Financial Services Company ("SFS"), a wholly owned subsidiary of SEI, acts as the Trust's Distributor pursuant to a distribution agreement dated June 1, 1993. SFS is paid no fees by the Trust.

     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

     The Funds have paid legal fees to a law firm of which the Secretary of the Trust is a member.

5. Line of Credit
------------------------------------------------------------------------
------------------------------------------------------------------------

     The Fund has a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Fund, which may not exceed 10% of the Fund's total assets. No borrowings were outstanding at November 30, 1995.

                                                                        --------

BOARD OF TRUSTEES

David H. Carter
Tarrant Cutler
Kenneth A. Froot
Kathryn Flacke Muncil
Robert A. Nesher

INVESTMENT ADVISER

The First National Bank of Boston
Boston, MA 02110

ADMINISTRATOR

SEI Financial Management Corporation
Wayne, PA 19087

DISTRIBUTOR

SEI Financial Services Company
Wayne, PA 19087

LEGAL COUNSEL

Bingham, Dana & Gould
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
Boston, MA 02109

CUSTODIAN

The First National Bank of Boston
Boston, MA 02110


SEMI-ANNUAL REPORT

NOVEMBER 30, 1995

1784 INSTITUTIONAL U.S.
TREASURY MONEY MARKET FUND

FOR MORE INFORMATION, INCLUDING A PROSPECTUS,
CALL 1-800-252-1784.



                [LOGO]
      SOUND CHOICES. STRAIGHT TALK.
     INVESTMENT MANAGEMENT STRENGTH.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND NAMED ABOVE.
THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS.

BKB-F-018-02